UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number   811-23166

RIVERNORTH/DOUBLELINE STRATEGIC OPPORTUNITY FUND, INC.

(Exact name of registrant as specified in charter)

360 South Rosemary Ave., Suite 1420, West Palm Beach, Florida 33401

(Address of principal executive offices)                   (Zip code)

Marc L. Collins

360 South Rosemary Ave., Suite 1420, West Palm Beach, Florida 33401

(Name and address of agent for service)

Registrant's telephone number, including area code:   (312) 832-1440

Date of fiscal year end:   June 30

Date of reporting period:  July 1, 2022 - June 30, 2023

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b 1-4 thereunder (17 CFR 270.30b 1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44U.S.C. § 3507.

Item 1	Proxy Voting Record

Investment Company Report
CC NEUBERGER PRINCIPAL HOLDINGS II
Security	G3166T103				Meeting Type		Special
Ticker Symbol	PRPB				Meeting Date		19-Jul-2022
ISIN	KYG3166T1031				Agenda		935686901 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Domestication Merger Proposal - To consider and vote
upon a proposal by special resolution to approve CCNB
merging with and into Vector Domestication Merger Sub,
LLC ("Domestication Merger Sub") in accordance with
Section 18-209 of the DLLCA and ceasing to exist in the
Cayman Islands in accordance with Part XVI the
Companies Act, with Domestication Merger Sub surviving
the merger as a wholly-owned direct subsidiary of New
CCNB (the "Domestication Merger"), and all outstanding
securities of CCNB ...(due to space limits, see proxy
	material for full proposal).		Management		For	For
2.	Business Combination Proposal - To consider and vote
upon a proposal to approve the Business Combination
Agreement, dated December 9, 2021 (the "Business
Combination Agreement"), by and among CCNB, New
CCNB, Domestication Merger Sub, Vector Merger Sub 1,
LLC, a Delaware limited liability company and a wholly-
owned subsidiary of CCNB ("G Merger Sub 1"), Vector
Merger Sub 2, LLC, a Delaware limited liability company
and a wholly-owned subsidiary of CCNB ("G Merger Sub
2"), Griffey Global Holdings, ...(due to space limits, see
	proxy material for full proposal).		Management		For	For
3.	Adjournment Proposal - To consider and vote upon a
proposal to approve the adjournment of the Shareholders
Meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies in the event that
there are insufficient votes for, or otherwise in connection with, the approval of the Business Combination Proposal.
This proposal will only be presented at the Shareholders
Meeting (i) to the extent necessary to ensure that any
legally required supplement or ...(due to space limits, see
	proxy material for full proposal).		Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1L	RIVERNORTH DL STRAT OPP FD INC	997RV1L	STATE STREET BANK & TRUST CO	52,488	0	12-Jul-2022	12-Jul-2022
FOUNDER SPAC
Security	G3661E106				Meeting Type		Special
Ticker Symbol	FOUN				Meeting Date		02-Aug-2022
ISIN	KYG3661E1061				Agenda		935688171 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The Business Combination Proposal - to consider and
vote upon a proposal to approve by ordinary resolution
the transactions contemplated under the Agreement and
Plan of Merger, dated as of December 15, 2021, by and
among Founder, Ravenclaw Merger Sub LLC, a
Delaware limited liability company and wholly-owned
subsidiary of Founder, Rubicon Technologies, LLC, a
Delaware limited liability company, and the other parties
thereto (the "Business Combination"), a copy of which is
attached to the ...(due to space limits, see proxy material
	for full proposal).		Management		For	For
2.	The Domestication Proposal - to consider and vote upon
a proposal to approve by special resolution a change in
Founder's jurisdiction of incorporation by deregistering as
an exempted company in the Cayman Islands and
continuing and domesticating as a corporation under the
laws of the State of Delaware (the "Domestication"). The
Domestication Proposal is conditioned on the approval of
each of the Cross-Conditioned Proposals. Therefore, if
any of the Cross-Conditioned Proposals is not ...(due to
	space limits, see proxy material for full proposal).		Management		For	For
3.	The Charter Proposal - to consider and vote upon a
proposal to approve by special resolution the certificate of incorporation of Founder in connection with the
Domestication, in the form attached to the proxy
statement/consent solicitation statement/prospectus as
Annex B (the "Proposed Charter") to, among other things,
change Founder's name to "Rubicon Technologies, Inc."
("New Rubicon"), to be effective upon the consummation
of the Business Combination. The Charter Proposal
...(due to space limits, see proxy material for full
	proposal).		Management		For	For
4a.	The Governance Proposal - A proposal to amend the
Memorandum and Articles of Association to authorize the
change in the authorized capital stock of Founder from (i)
479,000,000 Class A ordinary shares, 20,000,000 Class
B ordinary shares ("Founder Class B Shares") and
1,000,000 preference shares, par value $0.0001 per
share, of Founder, to (ii) 690,000,000 shares of Class A
common stock, 275,000,000 shares of Class V common
stock and 10,000,000 shares of New Rubicon preferred
	stock, par value $0.0001 per share.		Management		For	For
4b.	The Governance Proposal - A proposal to amend the Memorandum and Articles of Association to authorize adopting Delaware as the exclusive forum for certain stockholder litigation.		Management		For	For
4c.	The Governance Proposal - A proposal to amend the
Memorandum and Articles of Association to authorize
adopting Section 203 of the Delaware General
Corporation Law to prevent certain takeovers by
	interested stockholders.		Management		For	For
4d.	The Governance Proposal - A proposal to amend the
Memorandum and Articles of Association to require at
least two-thirds of the voting power of the stock
outstanding and entitled to vote thereon, voting together
as a single class, to adopt, amend or repeal, or adopt any
provision inconsistent with, Articles V (the provisions
regarding the size of the board of directors of New
Rubicon, the classification of the board of directors of
New Rubicon, the filling of vacancies and the election
and removal ...(due to space limits, see proxy material for
	full proposal).		Management		For	For
4e.	The Governance Proposal - A proposal to amend the
Memorandum and Articles of Association to approve
provisions permitting the removal of a director only for
cause and only by the affirmative vote of not less than
two-thirds of the outstanding shares entitled to vote at an
	election of directors, voting together as a single class.		Management		For	For
4f.	The Governance Proposal - A proposal to amend the
Memorandum and Articles of Association to approve
provisions requiring stockholders to take action at an
annual or special meeting and prohibiting stockholder
	action by written consent in lieu of a meeting.		Management		For	For
4g.	The Governance Proposal - A proposal to amend the Memorandum and Articles of Association to adopt a waiver of corporate opportunities for its non-employee directors.		Management		For	For
4h.	The Governance Proposal - A proposal to amend the
Memorandum and Articles of Association to authorize (1)
changing the corporate name from "Founder SPAC" to
"Rubicon Technologies, Inc.", (2) making New Rubicon's
corporate existence perpetual, and (3) removing certain
provisions related to Founder's status as a blank check
company that will no longer be applicable upon
	consummation of the Business Combination.		Management		For	For
5a.	Election of Director: Nate Morris		Management		For	For
5b.	Election of Director: Andres Chico		Management		For	For
5c.	Election of Director: Coddy Johnson		Management		For	For
5d.	Election of Director: Paula Henderson		Management		For	For
5e.	Election of Director: Osman Ahmed		Management		For	For
5f.	Election of Director: Jack Selby		Management		For	For
5g.	Election of Director: Ambassador Paula Dobriansky		Management		For	For
5h.	Election of Director: Barry Caldwell		Management		For	For
5i.	Election of Director: Brent Callinicos		Management		For	For
6.	The Share Plan Proposal - to consider and vote upon a
proposal to approve by ordinary resolution the Rubicon
Technologies, Inc. 2022 Equity Incentive Plan, a copy of
which is attached to the proxy statement/consent
solicitation statement/prospectus as Annex K, to be
effective upon the consummation of the Business
Combination. The Share Plan Proposal is conditioned on
the approval of the Cross-Conditioned Proposals.
Therefore, if each of the Cross-Conditioned Proposals is
not approved, the Share ...(due to space limits, see proxy
	material for full proposal).		Management		For	For
7.	The Nasdaq Proposal - to consider and vote upon a
proposal to approve by ordinary resolution, for purposes
of complying with Nasdaq Listing Rule 5635 (a) and (b),
the issuance of more than 20% of the issued and
outstanding ordinary shares and the resulting change in
control in connection with the Business Combination. The
Nasdaq Proposal is conditioned on the approval of each
of the Cross-Conditioned Proposals. Therefore, if any of
the Cross-Conditioned Proposals is not approved, the
Nasdaq ...(due to space limits, see proxy material for full
	proposal).		Management		For	For
8.	The Adjournment Proposal - to consider and vote upon a
proposal to approve by ordinary resolution the
adjournment of the extraordinary general meeting by the
chairman thereof to a later date, if necessary, under
certain circumstances, including for the purpose of
soliciting additional proxies in favor of the foregoing
Proposals, in the event Founder does not receive the
requisite shareholder vote to approve the Proposals. The
Adjournment Proposal is not conditioned on the approval
	of any other proposal.		Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1L	RIVERNORTH DL STRAT OPP FD INC	997RV1L	STATE STREET BANK & TRUST CO	15,126	0	18-Jul-2022	18-Jul-2022
BARINGS GBL SHORT DURATION H/Y FUND
Security	06760L100				Meeting Type		Annual
Ticker Symbol	BGH				Meeting Date		08-Aug-2022
ISIN	US06760L1008				Agenda		935685872 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	DIRECTOR		Management		Split	Split
	1 David M. Mihalick				Split	Split
	2 Dr.Bernard A Harris Jr.				Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1L	RIVERNORTH DL STRAT OPP FD INC	997RV1L	STATE STREET BANK & TRUST CO	153,742	0	05-Aug-2022	05-Aug-2022
FIRST TRUST HY OPPORTUNITIES 2027 TERM
Security	33741Q107				Meeting Type		Annual
Ticker Symbol	FTHY				Meeting Date		19-Sep-2022
ISIN	US33741Q1076				Agenda		935701044 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.1	Election of Class III Trustee for a three-year term: James A. Bowen		Management		Split	Split
1.2	Election of Class III Trustee for a three-year term: Robert F. Keith		Management		Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1L	RIVERNORTH DL STRAT OPP FD INC	997RV1L	STATE STREET BANK & TRUST CO	142,624	0	16-Sep-2022	16-Sep-2022
GIGCAPITAL5, INC.
Security	37519U109				Meeting Type		Special
Ticker Symbol	GIA				Meeting Date		23-Sep-2022
ISIN	US37519U1097				Agenda		935711590 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Charter Amendment: Amend the Company's Amended
and Restated Certificate of Incorporation, giving the
Company the right to extend the date by which it has to
consummate a business combination six (6) times for an
additional one (1) month each time, from September 28,
2022 to March 28, 2023 (i.e., for a period of time ending
18 months from the consummation of its initial public
offering), provided that the Sponsor (or its designees)
must deposit into the Trust Account for each one- month
	extension funds equal to $160,000.		Management		For	For
2.	Trust Amendment: Amend the Company's investment
management trust agreement, dated as of September 23,
2021, by and between the Company and Continental
Stock Transfer & Trust Company, allowing the Company
to (a) extend the Combination Period six (6) times for an
additional one (1) month each time from September 28,
2022 to March 28, 2023 by depositing into the Trust
Account for each one-month extension, the sum of
	$160,000.		Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1L	RIVERNORTH DL STRAT OPP FD INC	997RV1L	STATE STREET BANK & TRUST CO	46,043	0	19-Sep-2022	19-Sep-2022
INDUSTRIAL HUMAN CAPITAL, INC.
Security	45617P104				Meeting Type		Special
Ticker Symbol	AXH				Meeting Date		14-Oct-2022
ISIN	US45617P1049				Agenda		935715093 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Extension Amendment Proposal: Amend the Company's
amended and restated certificate of incorporation to
extend the date by which the Company has to
consummate a Business Combination from October 22,
2022, to April 22, 2023, or such earlier date as
	determined by the board of directors.		Management		For	For
2.	Adjournment Proposal: Adjourn the Special Meeting to a
later date or dates, if necessary, to permit further
solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the
	approval of Proposal 1.		Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1L	RIVERNORTH DL STRAT OPP FD INC	997RV1L	STATE STREET BANK & TRUST CO	24,074	0	28-Sep-2022	28-Sep-2022
BLOCKCHAIN MOON ACQUISITION CORP.
Security	09370F109				Meeting Type		Special
Ticker Symbol	BMAQ				Meeting Date		19-Oct-2022
ISIN	US09370F1093				Agenda		935719027 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The Extension Amendment Proposal - To amend BMAC's
amended and restated certificate of incorporation to (a)
extend the date by which BMAC has to consummate a
business combination from October 21, 2022 to January
21, 2023; and (b) to allow BMAC, without another
stockholder vote, to elect to extend the date to
consummate a business combination on a monthly basis
for up to six times by an additional one month each time
after January 21, 2023, by resolution of the board of
directors, if requested by ...(due to space limits,see proxy
	material for full proposal).		Management		For	For
2.	The Adjournment Proposal - To adjourn the Stockholder
Meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies if, based upon the
tabulated vote at the time of the Stockholder Meeting,
there are insufficient shares of common stock, par value
$0.0001 per share, of BMAC represented (either in
person or by proxy) to constitute a quorum necessary to
conduct business at the Stockholder Meeting or at the
time of the Stockholder Meeting to approve the Extension
	Amendment Proposal.		Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1L	RIVERNORTH DL STRAT OPP FD INC	997RV1L	STATE STREET BANK & TRUST CO	36,149	0	17-Oct-2022	17-Oct-2022
DIGITAL HEALTH ACQUISITION CORP.
Security	253893101				Meeting Type		Special
Ticker Symbol	DHAC				Meeting Date		20-Oct-2022
ISIN	US2538931013				Agenda		935719469 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Approval of amendment of Certificate of Incorporation to,
among other things, extend the date by which the
Company has to consummate a business combination for
an additional three (3) months, from November 8, 2022 to
February 8, 2023 and provide our board of directors the
ability to further extend the date by which the Company
has to consummate a business combination up to three
(3) additional times for three (3) months each time, for a
maximum of nine (9) additional months, with payment of
	any applicable extension fee.		Management		For	For
2.	Approval of amendment of the Investment Management
Trust Agreement, dated as of November 3, 2021, by and
between the Company and Continental Stock Transfer &
Trust Company, (i) allowing the Company to extend the
business combination period from November 8, 2022 to
February 8, 2023 and up to three (3) times for an
additional three (3) months each time during the period
from February 8, 2023 to November 8, 2023 and (ii)
	updating certain defined terms in the Trust Agreement.		Management		For	For
3.	Approval of the adjournment of the special meeting to a
later date or dates, if necessary, to permit further
solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the Charter Amendment Proposal and Trust
	Amendment Proposal.		Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1L	RIVERNORTH DL STRAT OPP FD INC	997RV1L	STATE STREET BANK & TRUST CO	24,051	0	17-Oct-2022	17-Oct-2022
MANA CAPITAL ACQUISITION CORP.
Security	56168P104				Meeting Type		Special
Ticker Symbol	MAAQ				Meeting Date		25-Oct-2022
ISIN	US56168P1049				Agenda		935720614 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Business Combination Proposal: To approve & adopt the
Business Combination Agreement, dated as of 5/27/22
(as it may be amended & restated from time to time,
"Business Combination Agreement") by & among the
Company, its wholly owned subsidiary, Mana Merger Sub
Inc. and Cardio Diagnostics, Inc. a copy of which is
attached to proxy statement/prospectus as Annex A, &
approve transactions contemplated thereby including the
merger of Merger Sub with & into Cardio, with Cardio
surviving the merger, & issuance of common stock to
	Cardio stockholders as Consideration		Management		For	For
2.	Charter Amendment Proposal: To consider and vote
upon a proposal to amend and restate the Company's
amended and restated certificate of incorporation to
provide for changing the Company's name from "Mana
Capital Acquisition Corp." to "Cardio Diagnostics
	Holdings, Inc."		Management		For	For
3.	Equity Plan Adoption Proposal: To approve the Cardio
Diagnostics Holdings Inc. 2022 Equity Incentive Plan (the
"Incentive Plan"), including the authorization of the initial
	share reserve under the Incentive Plan.		Management		For	For
4.	Nasdaq 20% Proposal: To consider and vote on a
proposal to approve, for purposes of complying with
Nasdaq Rules 5635(a) and (b), the issuance of more than
20% of the Company's issued and outstanding common
stock, $.00001 par value, (the "Common Stock") and the
resulting change in control in connection with the
	Business Combination.		Management		For	For
5.	Director Election Proposal: To elect, effective at Closing,
seven directors to serve on the Company's board of
directors until the 2023 annual meetings of stockholders,
and until their respective successors are duly elected and
	qualified.		Management		For	For
6.	Adjournment Proposal: To approve, if necessary, the
adjournment of the Special Meeting to a later date or
dates to permit further solicitation and votes of proxies in the event that there are insufficient votes for, or otherwise in connection with, approval of the Business Combination
Proposal, Charter Amendment Proposal, the Equity Plan
Adoption Proposal, Nasdaq 20% Proposal, or the
Director Election Proposal. This proposal will only be
presented at the Special Meeting if there are not
sufficient votes to approve one or more of these
	proposals.		Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1L	RIVERNORTH DL STRAT OPP FD INC	997RV1L	STATE STREET BANK & TRUST CO	29,228	0	17-Oct-2022	17-Oct-2022
8I ACQUISITION 2 CORP
Security	G2956R103				Meeting Type		Special
Ticker Symbol	LAX				Meeting Date		10-Nov-2022
ISIN	VGG2956R1038				Agenda		935723545 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The Business Combination Proposal - To adopt and
approve the Share Purchase Agreement, dated as of
April 11, 2022, as amended on May 30, June 10, and
September 7, 2022 (the "SPA"), by and among 8i, EUDA
Health Limited, a British Virgin Islands business company
("EUDA"), Watermark Developments Limited, a British
Virgin Islands business company ("Watermark" or the
"Seller"), and Kwong Yeow Liew, acting as
Representative of the Indemnified Parties (the
"Indemnified Party Representative"), pursuant to ...(due
	to space limits,see proxy material for full proposal).		Management		For	For
2a.	The Charter Proposal - To approve and adopt, subject to
and conditional on (but with immediate effect therefrom)
the approval of the Business Combination Proposal and
the Nasdaq Proposal and the consummation of the
Business Combination, the following amendments and
restatements of 8i Amended and Restated Memorandum
and Articles of Association: To amend the name of the
new Combined Company from "8i Acquisition 2 Corp." to
	"EUDA Health Holdings Limited".		Management		For	For
2b.	The Charter Proposal - To approve and adopt, subject to
and conditional on (but with immediate effect therefrom)
the approval of the Business Combination Proposal and
the Nasdaq Proposal and the consummation of the
Business Combination, the following amendments and
restatements of 8i Amended and Restated Memorandum
and Articles of Association: To adopt the Amended and
Restated Memorandum and Articles of Association in the
form attached to the accompanying Proxy Statement as
	"Annex B".		Management		For	For
3.	The Nasdaq Proposal - To consider and vote upon a
proposal to approve, for purposes of complying with
applicable listing rules of the Nasdaq Global Market
("Nasdaq"), the issuance of more than 20% of the issued
and outstanding 8i Ordinary Shares and the resulting
change in control in connection with the Business
	Combination.		Management		For	For
4.	DIRECTOR		Management
	1 Wei Wen Kelvin Chen				For	For
	2 Thien Su Gerald Lim				For	For
	3 David Francis Capes				For	For
	4 Alfred Lim				For	For
	5 Kim Hing Chan				For	For
5.	The Adjournment Proposal - To approve a proposal to
adjourn the Special Meeting to a later date or dates, if
necessary, to permit further solicitation and vote of
proxies if, based upon the tabulated vote at the time of
the Special Meeting, there are not sufficient votes to
approve the Business Combination Proposal, the Nasdaq
Proposal, the Directors Proposal or the Charter
	Amendment Proposal.		Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1L	RIVERNORTH DL STRAT OPP FD INC	997RV1L	STATE STREET BANK & TRUST CO	51,583	0	31-Oct-2022	31-Oct-2022
INTEGRATED RAIL & RESOURCES ACQUI CORP
Security	45827R106				Meeting Type		Special
Ticker Symbol	IRRX				Meeting Date		15-Nov-2022
ISIN	US45827R1068				Agenda		935728494 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The "Extension Amendment Proposal" - Amend the
Company's amended and restated certificate of
incorporation to extend the date by which the Company
must (1) effectuate a merger, capital stock exchange,
asset acquisition, stock purchase, reorganization or other
similar business combination with one or more
businesses, (2) cease its operations except for the
purpose of winding up if it fails to complete such initial
business combination, and (3) redeem 100% of the
Company's Class A common stock, from November 15,
	2022 to May 15, 2023.		Management		For	For
2.	The "Trust Amendment Proposal" - Amend the
Company's investment management trust agreement,
dated November 11, 2021, with American Stock Transfer
& Trust Company, LLC, to change the date on which the
trustee must commence liquidation of the trust account
	established in connection with our IPO to May 15, 2023.		Management		For	For
3.	The "Adjournment Proposal" - Adjourn the Special
Meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies if, based upon the
tabulated vote at the time of the Special Meeting, there
are not sufficient votes to approve one or more proposals
	presented to stockholders for vote.		Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1L	RIVERNORTH DL STRAT OPP FD INC	997RV1L	STATE STREET BANK & TRUST CO	73,254	0	02-Nov-2022	02-Nov-2022
UPL CORP LTD
Security	V96177AC0				Meeting Type		Bond Meeting
Ticker Symbol					Meeting Date		17-Nov-2022
ISIN	XS2125139464				Agenda		716256676 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1	THAT THIS MEETING (THE "MEETING") OF THE
HOLDERS OF THE U.S.USD400,000,000,000
PERPETUAL SUBORDINATED CAPITAL SECURITIES
(ISIN: XS2125139464; COMMON CODE: 212513946)
(THE "SECURITIES") OF UPL CORPORATION LIMITED
(THE "ISSUER"), PURSUANT TO THE TRUST DEED,
BY EXTRAORDINARY RESOLUTION HEREBY: (A)
CONSENT TO THE EXECUTION OF THE
SUPPLEMENTAL TRUST DEED BY THE ISSUER'S
SUBSIDIARY, UPL LTD (THE "SUBSIDIARY
GUARANTOR"), TO PROVIDE A SUBORDINATED
GUARANTEE ON THE DUE AND PUNCTUAL
PAYMENT OF THE PRINCIPAL OF AND INTEREST
(INCLUDING ANY ACCRUED AND UNPAID INTEREST
AND ANY ARREARS OF INTEREST) ON THE
SECURITIES AND OF ANY OTHER AMOUNTS
PAYABLE BY THE ISSUER UNDER THE TRUST DEED;
(B) AUTHORISES, DIRECTS AND REQUESTS THE
ISSUER TO ENTER INTO AND DO ALL SUCH OTHER
DEEDS, INSTRUMENTS, ACTS AND THINGS AS MAY
BE NECESSARY, DESIRABLE OR EXPEDIENT TO
CARRY OUT AND GIVE EFFECT TO THIS
EXTRAORDINARY RESOLUTION AND THE
IMPLEMENTATION OF THE PROPOSAL; (C)
SANCTIONS AND ASSENTS TO EVERY
ABROGATION, AMENDMENT, MODIFICATION,
COMPROMISE OR ARRANGEMENT IN RESPECT OF
THE RIGHTS OF THE HOLDERS AGAINST THE
ISSUER OR AGAINST ANY OF ITS PROPERTY
WHETHER SUCH RIGHTS SHALL ARISE UNDER THE
TRUST DEED OR OTHERWISE INVOLVED IN OR
RESULTING FROM THE CONVENING OF THE
MEETING, THE PROPOSAL, THIS EXTRAORDINARY
RESOLUTION OR THEIR IMPLEMENTATION AND/OR
THE AMENDMENTS TO THE TRUST DEED OR THEIR
IMPLEMENTATION (D) ACKNOWLEDGES AND
AGREES THAT THE IMPLEMENTATION OF THE
PROPOSAL WILL BECOME EFFECTIVE AND THE
EXECUTION OF THE SUPPLEMENTAL TRUST DEED
WILL BE DONE UPON (I) THE PASSING OF THE
EXTRAORDINARY RESOLUTION BY ELECTRONIC
CONSENT OR AT THE MEETING; AND (II)(X) THE
PASSING OF BOTH PROPOSALS FOR THE
U.S.USD300,000,000 4.50 PER CENT. SENIOR NOTES
DUE 2028 (ISIN: XS1789391148; COMMON CODE:
178939114) (THE "2028 NOTES") AND THE
U.S.USD500,000,000 4.625 PER CENT. SENIOR
	NOTES DUE 2030 (ISIN: XS2189565992; COMMON		Management
CODE: 218956599) (THE "2030 NOTES") PURSUANT
TO A SEPARATE CONSENT SOLICITATION
EXERCISE (THE "SENIOR NOTES CONSENT
SOLICITATIONS") CONCURRENTLY HELD WITH THIS
CONSENT SOLICITATION AND (Y) THE
IMPLEMENTATION OF THE PROPOSED
REORGANIZATION CONTEMPLATED THEREIN; (E)
SUBJECT TO SUB-PARAGRAPH (D), AUTHORISES,
DIRECTS, REQUESTS, INSTRUCTS AND EMPOWERS
THE TRUSTEE TO: (I) EXECUTE AND DELIVER THE
SUPPLEMENTAL TRUST DEED; AND (II) CONCUR IN
AND EXECUTE AND DO ALL SUCH OTHER DEEDS,
INSTRUMENTS, ACTS AND THINGS AS MAY BE
NECESSARY, DESIRABLE OR EXPEDIENT, IN THE
SOLE DISCRETION OF THE TRUSTEE, TO CARRY
OUT AND GIVE EFFECT TO THIS EXTRAORDINARY
RESOLUTION AND THE IMPLEMENTATION OF THE
PROPOSAL; AND (F) DISCHARGES, WAIVES AND
EXONERATES THE TRUSTEE FROM ALL LOSS OR
LIABILITY IN CONSENTING TO THE PROPOSAL AND
FOR WHICH IT MAY HAVE BECOME OR MAY
BECOME LIABLE UNDER THE TRUST DEED OR THE
SECURITIES IN RESPECT OF ANY ACT OR
OMISSION, INCLUDING, WITHOUT LIMITATION, IN
CONNECTION WITH THE PROPOSAL AND THIS
EXTRAORDINARY RESOLUTION OR ITS
IMPLEMENTATION, OR THE IMPLEMENTATION OF
THE APPROVALS, CONSENTS, AMENDMENTS,
MODIFICATIONS, AUTHORISATIONS, DIRECTIONS,
EMPOWERMENTS, SANCTIONS AND ASSENTS
REFERRED TO IN THE PROPOSAL AND THIS
EXTRAORDINARY RESOLUTION, AND AGREES AND
CONFIRMS THAT THE TRUSTEE IS NOT REQUIRED
TO REQUEST OR RECEIVE ANY LEGAL OPINIONS
OR OFFICER'S CERTIFICATES IN RELATION TO THE
PROPOSAL AND THIS EXTRAORDINARY
RESOLUTION; (G) WAIVES IRREVOCABLY ANY
CLAIM THAT THE HOLDERS MAY HAVE AGAINST
THE TRUSTEE ARISING AS A RESULT OF ANY LOSS
OR DAMAGE WHICH ANY HOLDER MAY SUFFER OR
INCUR AS A RESULT OF THE TRUSTEE ACTING
UPON THIS EXTRAORDINARY RESOLUTION
(INCLUDING, WITHOUT LIMITATION,
CIRCUMSTANCES WHERE IT IS SUBSEQUENTLY
FOUND THAT THIS EXTRAORDINARY RESOLUTION
IS NOT VALID OR BINDING ON THE HOLDERS OR
THAT THERE IS A DEFECT IN THE PASSING OF THIS
EXTRAORDINARY RESOLUTION) AND FURTHER
CONFIRMS THAT THE HOLDERS WILL NOT SEEK TO
HOLD THE TRUSTEE LIABLE FOR ANY SUCH LOSS
OR DAMAGE AND THAT THE TRUSTEE SHALL BE
RESPONSIBLE TO ANY PERSON FOR ACTING UPON
THIS EXTRAORDINARY RESOLUTION; AND (H)
AGREES AND UNDERTAKES TO INDEMNIFY AND
HOLD HARMLESS THE TRUSTEE FROM AND
AGAINST ALL LOSSES, LIABILITIES, COSTS,
CHARGES AND EXPENSES WHICH MAY BE
SUFFERED OR INCURRED BY IT AS A RESULT OF
ANY CLAIMS (WHETHER OR NOT SUCCESSFUL,
COMPROMISED OR SETTLED), ACTIONS, DEMANDS
OR PROCEEDINGS BROUGHT AGAINST THE
TRUSTEE AND AGAINST ALL LOSSES, COSTS,
CHARGES OR EXPENSES (INCLUDING LEGAL FEES
AND TAXES) WHICH THE TRUSTEE MAY SUFFER OR
INCUR WHICH MAY IN ANY CASE ARISE AS A
RESULT OF THE TRUSTEE ACTING IN
ACCORDANCE WITH THIS EXTRAORDINARY
RESOLUTION
CMMT	PLEASE NOTE THAT THERE IS A MINIMUM TO VOTE : 2,00,000 AND MULTIPLE: 1000		Non-Voting

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
RV2L	RV2L		STATE STREET BANK	400,000	0
PHOENIX BIOTECH ACQUISITION CORP.
Security	71902K105				Meeting Type		Special
Ticker Symbol	PBAX				Meeting Date		16-Dec-2022
ISIN	US71902K1051				Agenda		935740971 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The Charter Amendment Proposal - to amend the
amended and restated certificate of incorporation
("charter") to (a) extend the date by which Company has
to consummate an initial business combination
("business combination period") for an additional six
months, (b) provide our board the ability to further extend
the date by which Company has to consummate a
business combination up to three additional times for one
month each time, for a maximum of six additional
months, (c) allow for the Company to provide redemption
	rights to public stockholders.		Management		For	For
2.	The Trust Amendment Proposal - to amend the
Company's investment management trust agreement,
dated as of October 5, 2021 (the "Trust Agreement"), by
and between the Company and Continental Stock
Transfer & Trust Company (in such capacity, the
"Trustee"), to (i) extend the business combination period
from January 8, 2023 to April 8, 2023 and up to three
times for an additional one month each time from April 8,
	2023, to May 8, 2023, June 8, 2023 or July 8, 2023.		Management		For	For
3.	The Adjournment Proposal - to adjourn the Special
Meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies in the event that
there are insufficient votes for, or otherwise in connection with, the approval of the Charter Amendment Proposal
	and Trust Amendment Proposal.		Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1L	RIVERNORTH DL STRAT OPP FD INC	997RV1L	STATE STREET BANK & TRUST CO	13,488	0	13-Dec-2022	13-Dec-2022
SIZZLE ACQUISITION CORP.
Security	83014E109				Meeting Type		Special
Ticker Symbol	SZZL				Meeting Date		19-Dec-2022
ISIN	US83014E1091				Agenda		935746694 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Extension Amendment Proposal: Amend the Company's
amended and restated certificate of incorporation to
extend the date by which the Company has to
consummate a Business Combination from February 8,
2023 to August 8, 2023 (or such earlier date as
	determined by the Board).		Management		For	For
2a.	To re-elect the following director as Class I director (to
serve until the annual meeting of stockholders of the
Company to be held in 2025 or until a successor is
elected and qualified or their earlier resignation or
	removal): David Perlin		Management		For	For
2b.	To re-elect the following director as Class I director (to
serve until the annual meeting of stockholders of the
Company to be held in 2025 or until a successor is
elected and qualified or their earlier resignation or
	removal): Carolyn Trabuco		Management		For	For
3.	Adjournment Proposal: Adjourn the Meeting to a later
date or dates, if necessary, to permit further solicitation
and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of
	Proposal 1 or Proposal 2.		Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1L	RIVERNORTH DL STRAT OPP FD INC	997RV1L	STATE STREET BANK & TRUST CO	104,224	0	13-Dec-2022	13-Dec-2022
SPINDLETOP HEALTH ACQUISITION CORP
Security	84854Q103				Meeting Type		Special
Ticker Symbol	SHCA				Meeting Date		20-Dec-2022
ISIN	US84854Q1031				Agenda		935746670 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Charter Amendment: To permit the Company to liquidate
and wind up early by amending the Company's Amended
and Restated Certificate of Incorporation in the form set
	forth in Annex A of the accompanying proxy statement.		Management		For	For
2.	The Trust Amendment Proposal: To amend the
Investment Management Trust Agreement, dated
November 3, 2021, by and between the Company and
Continental Stock Transfer & Trust Company, as trustee,
pursuant to an amendment to the Trust Agreement in the
form set forth in Annex B of the accompanying proxy
statement to change the date on which Continental must
commence liquidation of the Trust Account established in
connection with the Company's initial public offering to
	the Amended Termination Date.		Management		For	For
3.	Adjournment: To adjourn the Special Meeting to a later
date or dates, if necessary, to permit further solicitation
and vote of proxies if, based upon the tabulated vote at
the time of the Special Meeting, there are insufficient
votes from shares of the Company's holders of the
Common Stock to approve the Charter Amendment
Proposal and Trust Amendment Proposal or if otherwise
determined by the chairperson of the Special Meeting to
	be necessary or appropriate.		Management		For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1L	RIVERNORTH DL STRAT OPP FD INC	997RV1L	STATE STREET BANK & TRUST CO	16,034	0	13-Dec-2022	13-Dec-2022
OPY ACQUISITION CORP I
Security	671005205				Meeting Type		Special
Ticker Symbol	OHAAU				Meeting Date		20-Dec-2022
ISIN	US6710052050				Agenda		935746745 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The Charter Amendment Proposal: To amend our
amended and restated certificate of incorporation (the
"charter") to extend the initial period of time by which we
have to consummate an initial business combination from
April 29, 2023 to October 30, 2023, (the "New
Termination Date") pursuant to an amendment in the
form set forth in Annex A of the accompanying proxy
	statement (the "Charter Amendment Proposal").		Management		For	For
2.1	Re-election of Director to the Company's Board, such
director to serve until the next annual meeting of
stockholders following the special meeting or until the
election and qualification of their respective successors,
subject to their earlier death, resignation or removal:
	Jonathan B. Siegel		Management		For	For
2.2	Re-election of Director to the Company's Board, such
director to serve until the next annual meeting of
stockholders following the special meeting or until the
election and qualification of their respective successors,
subject to their earlier death, resignation or removal:
	David R. Epstein		Management		For	For
2.3	Re-election of Director to the Company's Board, such
director to serve until the next annual meeting of
stockholders following the special meeting or until the
election and qualification of their respective successors,
subject to their earlier death, resignation or removal: Kim
	D. Blickenstaff		Management		For	For
2.4	Re-election of Director to the Company's Board, such
director to serve until the next annual meeting of
stockholders following the special meeting or until the
election and qualification of their respective successors,
subject to their earlier death, resignation or removal:
	Jonathan B. Fassberg		Management		For	For
2.5	Re-election of Director to the Company's Board, such
director to serve until the next annual meeting of
stockholders following the special meeting or until the
election and qualification of their respective successors,
subject to their earlier death, resignation or removal:
	Barbara L. Weber		Management		For	For
3.	The Adjournment Proposal: To approve one or more adjournments of the special meeting from time to time, if requested by the chairman of the special meeting.		Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1L	RIVERNORTH DL STRAT OPP FD INC	997RV1L	STATE STREET BANK & TRUST CO	1	0	13-Dec-2022	13-Dec-2022
OPY ACQUISITION CORP I
Security	671005106				Meeting Type		Special
Ticker Symbol	OHAA				Meeting Date		20-Dec-2022
ISIN	US6710051060				Agenda		935746745 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The Charter Amendment Proposal: To amend our
amended and restated certificate of incorporation (the
"charter") to extend the initial period of time by which we
have to consummate an initial business combination from
April 29, 2023 to October 30, 2023, (the "New
Termination Date") pursuant to an amendment in the
form set forth in Annex A of the accompanying proxy
	statement (the "Charter Amendment Proposal").		Management		For	For
2.1	Re-election of Director to the Company's Board, such
director to serve until the next annual meeting of
stockholders following the special meeting or until the
election and qualification of their respective successors,
subject to their earlier death, resignation or removal:
	Jonathan B. Siegel		Management		For	For
2.2	Re-election of Director to the Company's Board, such
director to serve until the next annual meeting of
stockholders following the special meeting or until the
election and qualification of their respective successors,
subject to their earlier death, resignation or removal:
	David R. Epstein		Management		For	For
2.3	Re-election of Director to the Company's Board, such
director to serve until the next annual meeting of
stockholders following the special meeting or until the
election and qualification of their respective successors,
subject to their earlier death, resignation or removal: Kim
	D. Blickenstaff		Management		For	For
2.4	Re-election of Director to the Company's Board, such
director to serve until the next annual meeting of
stockholders following the special meeting or until the
election and qualification of their respective successors,
subject to their earlier death, resignation or removal:
	Jonathan B. Fassberg		Management		For	For
2.5	Re-election of Director to the Company's Board, such
director to serve until the next annual meeting of
stockholders following the special meeting or until the
election and qualification of their respective successors,
subject to their earlier death, resignation or removal:
	Barbara L. Weber		Management		For	For
3.	The Adjournment Proposal: To approve one or more adjournments of the special meeting from time to time, if requested by the chairman of the special meeting.		Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1L	RIVERNORTH DL STRAT OPP FD INC	997RV1L	STATE STREET BANK & TRUST CO	71,292	0	13-Dec-2022	13-Dec-2022
MOUNTAIN CREST ACQUISITION CORP. V
Security	62404B107				Meeting Type		Special
Ticker Symbol	MCAG				Meeting Date		20-Dec-2022
ISIN	US62404B1070				Agenda		935748915 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	EXTENSION AMENDMENT - APPROVAL OF AN
AMENDMENT TO THE COMPANY'S AMENDED AND
RESTATED CERTIFICATE OF INCORPORATION TO
EXTEND THE DATE BY WHICH THE COMPANY HAS
TO CONSUMMATE A BUSINESS COMBINATION
	FROM 2/16/2023 TO 5/16/2023.		Management		For	For
2.	TRUST AMENDMENT - APPROVAL OF AN
AMENDMENT TO THE COMPANY'S INVESTMENT
MANAGEMENT TRUST AGREEMENT, DATED AS OF
11/12/2021 (THE "TRUST AGREEMENT"), WITH
CONTINENTAL STOCK TRANSFER & TRUST
COMPANY TO PROVIDE THAT THE COMPANY'S TIME
TO COMPLETE ITS INITIAL BUSINESS COMBINATION
UNDER THE TRUST AGREEMENT SHALL BE
EXTENDED FROM 2/16/2023 TO 5/16/2023 & TO THE
EXTENT THE COMPANY'S AMENDED & RESTATED
CERTIFICATE OF INCORPORATION IS AMENDED TO
EXTEND THE PERIOD BY DEPOSITING INTO THE
	TRUST ACCOUNT $300,000 FOR THE EXTENSION.		Management		For	For
3.	ADJOURNMENT - APPROVAL TO DIRECT THE
CHAIRMAN OF THE SPECIAL MEETING TO ADJOURN
THE MEETING TO A LATER DATE OR DATES, IF
NECESSARY, TO PERMIT FURTHER SOLICITATION
AND VOTE OF PROXIES IF, BASED UPON THE
TABULATED VOTE AT THE TIME OF THE MEETING,
THERE ARE NOT SUFFICIENT VOTES TO APPROVE
	PROPOSAL 1 AND PROPOSAL 2.		Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1L	RIVERNORTH DL STRAT OPP FD INC	997RV1L	STATE STREET BANK & TRUST CO	63,000	0	13-Dec-2022	13-Dec-2022
OMNILIT ACQUISITION CORP.
Security	68218C207				Meeting Type		Special
Ticker Symbol	OLITU				Meeting Date		21-Dec-2022
ISIN	US68218C2070				Agenda		935741973 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The Extension Amendment Proposal - to amend the
Company's amended and restated certificate of
incorporation by allowing us to extend (the "Extension")
the date by which we have to consummate a business
combination (the "Combination Period") for an additional
nine (9) months, from February 12, 2023 (the date which
is 15 months from the closing date of our initial public
offering of our units (the "IPO") to November 12, 2023,
	(the "Extended Date").		Management		For	For
2.	The Trust Amendment Proposal - to amend the
Investment Management Trust Agreement, dated
November 8, 2021, (the "Trust Agreement"), by and
between the Company and Continental Stock Transfer &
Company (the "Trustee"), pursuant to an amendment to
the Trust Agreement in the form set forth in Annex B of
the accompanying proxy statement (the "Trust
Amendment"), to authorize the Extension and its
	implementation by the Company.		Management		For	For
3.	The Adjournment Proposal - to approve the adjournment
of the Special Meeting to a later date or dates, if
necessary, to permit further solicitation and vote of
proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the
foregoing proposals. The Adjournment Proposal will only
be presented at the Special Meeting if there are not
sufficient votes to approve the Extension Amendment
	Proposal or the Trust Amendment Proposal.		Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1L	RIVERNORTH DL STRAT OPP FD INC	997RV1L	STATE STREET BANK & TRUST CO	86,683	0	08-Dec-2022	08-Dec-2022
APEIRON CAPITAL INVESTMENT CORP.
Security	03752A200				Meeting Type		Special
Ticker Symbol	APNU				Meeting Date		21-Dec-2022
ISIN	US03752A2006				Agenda		935746721 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Extension Amendment Proposal: Amend the Company's
amended and restated certificate of incorporation to
extend the date by which the Company has to
consummate a Business Combination from February 12,
2023 to August 14, 2023 (or such earlier date as
	determined by the Board).		Management		For	For
2.	Director Election Proposal: To elect the following director
as a Class I director (to serve until the annual meeting of
stockholders of the Company to be held in 2025 or until a
successor is elected and qualified or his earlier
	resignation or removal): Charles Aggouras		Management		For	For
3.	Adjournment Proposal: Adjourn the Meeting to a later
date or dates, if necessary, to permit further solicitation
and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of
	Proposal 1 or Proposal 2.		Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1L	RIVERNORTH DL STRAT OPP FD INC	997RV1L	STATE STREET BANK & TRUST CO	7,413	0	19-Dec-2022	19-Dec-2022
MOUNT RAINIER ACQUISITION CORP.
Security	623006103				Meeting Type		Special
Ticker Symbol	RNER				Meeting Date		21-Dec-2022
ISIN	US6230061037				Agenda		935747696 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	EXTENSION AMENDMENT: APPROVAL OF AN
AMENDMENT TO THE COMPANY'S AMENDED AND
RESTATED CERTIFICATE OF INCORPORATION TO
EXTEND THE DATE BY WHICH THE COMPANY HAS
TO CONSUMMATE A BUSINESS COMBINATION
	FROM JANUARY 7, 2023 TO MARCH 1, 2023.		Management		For	For
2.	NTA REQUIREMENT AMENDMENT: APPROVAL OF
AN AMENDMENT TO THE COMPANY'S AMENDED
AND RESTATED CERTIFICATE OF INCORPORATION
TO EXPAND THE METHODS THAT THE COMPANY
MAY EMPLOY TO NOT BECOME SUBJECT TO THE
"PENNY STOCK" RULES OF THE SECURITIES AND
	EXCHANGE COMMISSION.		Management		For	For
3.	ADJOURNMENT: APPROVAL TO DIRECT THE
CHAIRPERSON OF THE SPECIAL MEETING TO
ADJOURN THE SPECIAL MEETING TO A LATER DATE
OR DATES, IF NECESSARY, TO PERMIT FURTHER
SOLICITATION AND VOTE OF PROXIES IF, BASED
UPON THE TABULATED VOTE AT THE TIME OF THE
MEETING, THERE ARE NOT SUFFICIENT VOTES TO
	APPROVE THE FOREGOING PROPOSALS.		Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1L	RIVERNORTH DL STRAT OPP FD INC	997RV1L	STATE STREET BANK & TRUST CO	53,922	0	19-Dec-2022	19-Dec-2022
ACHARI VENTURES HOLDINGS CORP. I
Security	00444X101				Meeting Type		Special
Ticker Symbol	AVHI				Meeting Date		22-Dec-2022
ISIN	US00444X1019				Agenda		935745589 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The Charter Amendment: To amend (the "Charter
Amendment") Achari's amended and restated certificate
of incorporation (the "charter"), which currently provides
that Achari has the option to extend the period by which it
must consummate a business combination for a total of
three months, from January 19, 2023 (the "Original
Termination Date") to April 19, 2023 (the "Original
	Extended Date").		Management		For	For
2.	The Trust Amendment: To amend (the "Trust
Amendment" and together with the Charter Amendment,
the "Extension Amendments") the Investment
Management Trust Agreement entered into in connection
with Achari's initial public offering ("IPO"), dated October
14, 2021, by and between Continental Stock Transfer &
Trust Company (the "Trustee") and Achari (the "Trust
	Agreement").		Management		For	For
3.	Adjournment: To approve the adjournment of the special
meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies in the event that
there are insufficient votes for, or otherwise in connection with, the approval of the Charter Amendment Proposal
and the Trust Amendment Proposal. The Adjournment
Proposal will only be presented at the special meeting if
there are not sufficient votes to approve the Charter
Amendment Proposal and the Trust Amendment
	Proposal.		Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1L	RIVERNORTH DL STRAT OPP FD INC	997RV1L	STATE STREET BANK & TRUST CO	36,143	0	13-Dec-2022	13-Dec-2022
DEEP MEDICINE ACQUISITION CORP.
Security	243733102				Meeting Type		Special
Ticker Symbol	DMAQ				Meeting Date		23-Dec-2022
ISIN	US2437331026				Agenda		935750352 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Extension Amendment Proposal: Amend the Company's
second amended and restated certificate of incorporation
to extend the date by which the Company has to
consummate a Business Combination from January 29,
2023 to July 29, 2023 (or such earlier date as determined
	by the Board).		Management		For	For
2.	Founder Share Amendment Proposal: Amend the
Company's second amended and restated certificate of
incorporation to grant holders of Founder Shares the right
to convert Founder Shares into Class A Common Stock
on a one-for-one basis prior to the closing of a Business
	Combination.		Management		For	For
3.1	Director Election Proposal: Election of Class I Director (to
serve until the annual meeting of stockholders of the
Company to be held in 2024 or until a successor is
elected and qualified or their earlier resignation or
	removal): Tina Spires		Management		For	For
3.2	Director Election Proposal: Election of Class I Director (to
serve until the annual meeting of stockholders of the
Company to be held in 2024 or until a successor is
elected and qualified or their earlier resignation or
	removal): HongLiang Ren		Management		For	For
3.3	Director Election Proposal: Election of Class I Director (to
serve until the annual meeting of stockholders of the
Company to be held in 2024 or until a successor is
elected and qualified or their earlier resignation or
	removal): John Chiang		Management		For	For
4.	Adjournment Proposal: Adjourn the Meeting to a later
date or dates, if necessary, to permit further solicitation
and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of
	Proposal 1, Proposal 2,or Proposal 3.		Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1L	RIVERNORTH DL STRAT OPP FD INC	997RV1L	STATE STREET BANK & TRUST CO	35,646	0	20-Dec-2022	20-Dec-2022
MOUNT RAINIER ACQUISITION CORP.
Security	623006103				Meeting Type		Special
Ticker Symbol	RNER				Meeting Date		04-Jan-2023
ISIN	US6230061037				Agenda		935750047 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The Business Combination Proposal - to consider and
vote upon a proposal to approve and adopt the Business
Combination Agreement, a copy of which is attached to
the Proxy Statement/Prospectus as Annex A, and the
transactions contemplated therein, including the Business
Combination whereby Rover Merger Sub Inc., a
Delaware corporation, will merge with and into RNER,
with RNER surviving the merger as a wholly owned
subsidiary of HUB Cyber Security (Israel) Ltd., a
company organized under the laws of Israel ("HUB
	Security").		Management		For	For
2.1	The Charter Proposals - to approve the following material
differences between RNER's amended and restated
certificate of incorporation (the "RNER Charter") and
HUB Security's amended and restated articles of
association (the "HUB Security Articles") to be effective
upon the consummation of the Business Combination:
The name of the new public entity will be "HUB Cyber
Security (Israel) Ltd." as opposed to "Mount Rainier
	Acquisition Corp."		Management		For	For
2.2	The Charter Proposals - to approve the following material
differences between RNER's amended and restated
certificate of incorporation (the "RNER Charter") and
HUB Security's amended and restated articles of
association (the "HUB Security Articles") to be effective
upon the consummation of the Business Combination:
HUB Security's corporate existence is perpetual as
opposed to RNER's corporate existence terminating if a
business combination is not consummated within a
	specified period of time.		Management		For	For
2.3	The Charter Proposals - to approve the following material
differences between RNER's amended and restated
certificate of incorporation (the "RNER Charter") and
HUB Security's amended and restated articles of
association (the "HUB Security Articles") to be effective
upon the consummation of the Business Combination:
The HUB Security Articles will not include the various
provisions applicable only to special purpose acquisition
	corporations that the RNER Charter contains.		Management		For	For
3.	The Adjournment Proposal - to consider and vote upon a
proposal to adjourn the special meeting to a later date or
dates, if necessary, if the parties are not able to
	consummate the Business Combination.		Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1L	RIVERNORTH DL STRAT OPP FD INC	997RV1L	STATE STREET BANK & TRUST CO	53,922	0	20-Dec-2022	20-Dec-2022
NEWCOURT ACQUISITION CORP
Security	G6448C103				Meeting Type		Special
Ticker Symbol	NCAC				Meeting Date		06-Jan-2023
ISIN	KYG6448C1033				Agenda		935752940 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1)	The Extension Amendment Proposal - A special
resolution to extend the date by which the Company must
consummate an initial business combination for an initial
three (3) months from January 22, 2023 to April 22, 2023
and up to three (3) times for an additional one (1) month
each time from April 22, 2023 to July 22, 2023 (which is
21 months from the closing of our IPO) by amending the
Company's Amended and Restated Memorandum and
Articles of Association in the form of amendment set forth
	in Annex A to the accompanying proxy statement.		Management		For	For
2)	The Trust Agreement Amendment Proposal - An ordinary
resolution to, with the approval of the affirmative vote of
holders of at least 65% of the issued and outstanding
ordinary shares of the Company, enter into the
Amendment No. 1 to the Investment Management Trust
Agreement by and between the Company and
Continental Stock Transfer & Trust Company, a New
York corporation, in the form set forth in Annex B to the
	accompanying proxy statement.		Management		For	For
3)	The Adjournment Proposal - An ordinary resolution to
adjourn the extraordinary general meeting of
shareholders to a later date or dates, if necessary, to
permit further solicitation and vote of proxies if, based
upon the tabulated vote at the time of the extraordinary
general meeting, there are not sufficient votes to approve
	the Extension Amendment Proposal.		Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1L	RIVERNORTH DL STRAT OPP FD INC	997RV1L	STATE STREET BANK & TRUST CO	24,074	0	30-Dec-2022	30-Dec-2022
INNOVATIVE INTERNATIONAL ACQ CORP.
Security	G4809M109				Meeting Type		Special
Ticker Symbol	IOAC				Meeting Date		19-Jan-2023
ISIN	KYG4809M1096				Agenda		935755732 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The Extension Amendment Proposal - A special
resolution to extend the date by which the Company must
consummate an initial business combination up to six (6)
times for an additional one (1) month each time from
January 29, 2023 to July 29, 2023 by amending the
Company's Amended and Restated Memorandum and
Articles of Association in the form of amendment set forth
	in Annex A to the accompanying proxy statement.		Management		For	For
2.	The Trust Agreement Amendment Proposal - An ordinary
resolution to, with the approval of the affirmative vote of
holders of at least 65% of the issued and outstanding
ordinary shares of the Company, enter into the
Amendment No. 1 to the Investment Management Trust
Agreement by and between the Company and American
Stock Transfer & Trust Company, LLC, a New York
limited liability company, in the form set forth in Annex B
	to the accompanying proxy statement.		Management		For	For
3.	The Adjournment Proposal - An ordinary resolution to
adjourn the extraordinary general meeting of
shareholders to a later date or dates, if necessary, to
permit further solicitation and vote of proxies if, based
upon the tabulated vote at the time of the extraordinary
general meeting, there are not sufficient votes to approve
the Extension Amendment Proposal and the Trust
	Agreement Amendment Proposal.		Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1L	RIVERNORTH DL STRAT OPP FD INC	997RV1L	STATE STREET BANK & TRUST CO	17,822	0	17-Jan-2023	17-Jan-2023
ONYX ACQUISITION CO. I
Security	G6755Q109				Meeting Type		Special
Ticker Symbol	ONYX				Meeting Date		26-Jan-2023
ISIN	KYG6755Q1091				Agenda		935748509 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Extension of Corporate Life: Amend the Company's
amended and restated memorandum and articles of
association (the "Articles") to extend the date that the
Company has to consummate a business combination
	from February 5, 2023 to August 7, 2023.		Management		For	For
2.	Redemption Limitation Amendment: Amend the
Company's Articles to eliminate the limitation that the
Company shall not redeem Class A ordinary shares
included as part of the units sold in the IPO (including any shares issued in exchange thereof) to the extent that
such redemption would cause the Company's net
	tangible assets to be less than $5,000,001.		Management		For	For
3.	Adjournment: Adjourn the Extraordinary General Meeting
to a later date or dates, if necessary, to permit further
solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the
	approval of Proposal 1 or Proposal 2.		Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1L	RIVERNORTH DL STRAT OPP FD INC	997RV1L	STATE STREET BANK & TRUST CO	20,906	0	25-Jan-2023	25-Jan-2023
OMNILIT ACQUISITION CORP.
Security	68218C207				Meeting Type		Special
Ticker Symbol	OLITU				Meeting Date		26-Jan-2023
ISIN	US68218C2070				Agenda		935757584 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Founder Share Amendment Proposal: A proposal,
("Proposal") to amend the Company's amended and
restated certificate of incorporation to provide for the right of a holder of Class B Common Stock of the Company
("Founder Shares") to convert into Class A Common
Stock on a one-for-one basis prior to the closing of a
business combination at the election of the holder. A
copy of the proposed amendment, which we refer to as
the "Founder Share Amendment," is set forth in Annex A
	to the accompanying Proxy Statement.		Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1L	RIVERNORTH DL STRAT OPP FD INC	997RV1L	STATE STREET BANK & TRUST CO	1	0	25-Jan-2023	25-Jan-2023
TKB CRITICAL TECHNOLOGIES 1
Security	G88935104				Meeting Type		Special
Ticker Symbol	USCTU				Meeting Date		27-Jan-2023
ISIN	KYG889351048				Agenda		935756467 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The Extension Amendment Proposal - "RESOLVED, as a
special resolution, that the Articles of Association of TKB
currently in effect be amended to extend the date that the
Company has to consummate a business combination
from January 29, 2023 to June 29, 2023 (i.e., for a period
of time ending 20 months after the consummation of its
	initial public offering)."		Management		For	For
2.	The Trust Agreement Amendment Proposal - To approve
an amendment to the Company's Investment
Management Trust Agreement, dated October 26, 2021,
by and between TKB and Continental Stock Transfer &
Trust Company, allowing TKB to extend the Combination
Period from January 29, 2023 to June 29, 2023 (i.e., for a
period of time ending 20 months after the consummation
	of its initial public offering).		Management		For	For
3.	The Adjournment Proposal - "RESOLVED, as an ordinary
resolution, to adjourn the Extraordinary General Meeting
of TKB shareholders to a later date or dates, if
necessary, to permit further solicitation and vote of
Proxies if, based upon the tabulated vote at the time of
the Extraordinary General Meeting, there are not
sufficient votes to approve the Extension Amendment
Proposal, or to provide additional time to effectuate the
	Extension."		Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1L	RIVERNORTH DL STRAT OPP FD INC	997RV1L	STATE STREET BANK & TRUST CO	2,376	0	18-Jan-2023	18-Jan-2023
LIONHEART III CORP
Security	536262108				Meeting Type		Special
Ticker Symbol	LION				Meeting Date		30-Jan-2023
ISIN	US5362621089				Agenda		935760288 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The Business Combination Proposal: To consider and
vote upon a proposal to approve the Business
Combination Agreement, dated as of July 26, 2022 (as it
may be amended, supplemented or otherwise modified
from time to time, the "BCA"), by and among Lionheart III
Corp ("Lionheart"), Security Matters Limited, a publicly
traded company on the Australian Securities Exchange
("ASX") ("SMX"), Empatan Public Limited Company, a
public limited company incorporated in Ireland ("Parent"),
and Aryeh ...(due to space limits, see proxy material for
	full proposal).		Management		For	For
2.	The Adjournment Proposal: To consider and vote upon a
proposal to approve the adjournment of the Lionheart's
special meeting of stockholders in lieu of the 2022 annual
meeting (the "Special Meeting") to a later date or dates, if necessary, (A) to ensure that any supplement or
amendment to the proxy statement/prospectus that the
Board of Directors of Lionheart (the "Lionheart Board")
has determined in good faith is required by applicable law
to be disclosed to Lionheart stockholders and ...(due to
	space limits, see proxy material for full proposal).		Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1L	RIVERNORTH DL STRAT OPP FD INC	997RV1L	STATE STREET BANK & TRUST CO	128,274	0	27-Jan-2023	27-Jan-2023
SIZZLE ACQUISITION CORP.
Security	83014E109				Meeting Type		Special
Ticker Symbol	SZZL				Meeting Date		01-Feb-2023
ISIN	US83014E1091				Agenda		935759449 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Extension Amendment Proposal - Amend the Company's
amended and restated certificate of incorporation to
extend the date by which the Company has to
consummate a Business Combination from February 8,
2023 to August 8, 2023 (or such earlier date as
	determined by the Board).		Management		For	For
2.	Adjournment Proposal - Adjourn the Meeting to a later
date or dates, if necessary, to permit further solicitation
and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of
	Proposal 1.		Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1L	RIVERNORTH DL STRAT OPP FD INC	997RV1L	STATE STREET BANK & TRUST CO	104,224	0	31-Jan-2023	31-Jan-2023
BLOCKCHAIN COINVESTORS ACQ. CORP. I
Security	G11765107				Meeting Type		Special
Ticker Symbol	BCSA				Meeting Date		03-Feb-2023
ISIN	KYG117651078				Agenda		935756152 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Extension Amendment Proposal - As a special resolution,
to amend ("Extension Amendment") BCSA's Amended
and Restated Memorandum & Articles of Association
("Governing Documents") to extend the date by which
BCSA must consummate a merger, share exchange,
asset acquisition, stock purchase, recapitalization,
reorganization or similar business combination from
5/15/2023 (the date which is 18 months from the closing
date of BCSA's initial public offering of units) to
11/15/2023 in the form set forth in Annex A to the
	accompanying proxy statement.		Management		For	For
2.	Adjournment Proposal - As an ordinary resolution, to
approve the adjournment of the Extraordinary General
Meeting to a later date or dates, if necessary, either (x) to permit further solicitation and vote of proxies in the event that there are insufficient votes to approve the Extension
Amendment Proposal or if BCSA determines that
additional time is necessary to effectuate the Extension
or (y) if the board of directors determines before the
Extraordinary General Meeting that it is not necessary or
	desirable to proceed.		Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1L	RIVERNORTH DL STRAT OPP FD INC	997RV1L	STATE STREET BANK & TRUST CO	14,842	0	17-Jan-2023	17-Jan-2023
MERCATO PARTNERS ACQUISITION CORP.
Security	58759A108				Meeting Type		Special
Ticker Symbol	MPRA				Meeting Date		03-Feb-2023
ISIN	US58759A1088				Agenda		935759843 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	A proposal to amend the Company's charter to extend
the date by which the Company must consummate a
business combination from February 8, 2023 to July 8,
2023 & to allow Company, without another stockholder
vote, to elect to extend the Termination Date to
consummate a business combination on a monthly basis
up to five times by an additional one month each time
after the Extended Date, by resolution of the Board, if
requested by the Sponsor, and upon five days' advance
notice prior to the applicable Termination Date, until
	December 8, 2023.		Management		For	For
2.	A proposal to amend Trust Agreement, by & between
Company & the Trustee, allowing the Company (i) extend
Combination Period to Extended Date by depositing into
the Trust Account an amount equal to the lesser of (a)
$675,000 or (b) $0.225 for each public share that is not
redeemed in connection with special meeting and, (ii) in
event that Company has not consummated a business
combination by Extended Date, to extend, by resolution
of the Board & without approval of the Company's public
	stockholders.		Management		For	For
3.	A proposal to approve the adjournment of the special
meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies in the event that
there are insufficient votes to approve the Extension
Amendment Proposal or the Trust Amendment Proposal,
or if we determine that additional time is necessary to
	effectuate the Extension.		Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1L	RIVERNORTH DL STRAT OPP FD INC	997RV1L	STATE STREET BANK & TRUST CO	80,170	0	01-Feb-2023	01-Feb-2023
SEMPER PARATUS ACQUISITION CORPORATION
Security	G8028L123				Meeting Type		Special
Ticker Symbol	LGSTU				Meeting Date		03-Feb-2023
ISIN	KYG8028L1234				Agenda		935760997 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1)	The Extension Amendment Proposal - A special
resolution to extend the date by which the Company must
consummate an initial business combination from
February 8, 2023 to December 15, 2023 by amending the
Company's Amended and Restated Memorandum and
Articles of Association in the form of amendment set forth
	in Annex A to the accompanying proxy statement.		Management		For	For
2)	The Adjournment Proposal - An ordinary resolution to
adjourn the extraordinary general meeting of
shareholders to a later date or dates, if necessary, to
permit further solicitation and vote of proxies if, based
upon the tabulated vote at the time of the extraordinary
general meeting, there are not sufficient votes to approve
	the Extension Amendment Proposal.		Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1L	RIVERNORTH DL STRAT OPP FD INC	997RV1L	STATE STREET BANK & TRUST CO	8,017	0	01-Feb-2023	01-Feb-2023
INTELLIGENT MEDICINE ACQUISITION CORP.
Security	45828D205				Meeting Type		Special
Ticker Symbol	IQMDU				Meeting Date		08-Feb-2023
ISIN	US45828D2053				Agenda		935760365 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Extension Amendment Proposal: A proposal to amend
the Company's amended and restated certificate of
incorporation by allowing us to extend ("Extension") the
date by which we have to consummate a business
combination for an additional seven months, from Feb. 9,
23 (date which is fifteen (15) months from the closing
Date of our IPO of our units (the "IPO") to Sep 9, 23,
("Extended Date"), or such earlier date as determined by
the Board, or, if it fails to do so, cease its operations and redeem or repurchase 100% of the shares of the
	Company's common stock.		Management		For	For
2.	Trust Amendment Proposal: A proposal to amend the
Investment Management Trust Agreement, dated
November 4, 2021, (the "Trust Agreement"), by and
between the Company and Continental Stock Transfer &
Company (the "Trustee"), pursuant to an amendment to
the Trust Agreement in the form set forth in Annex B of
the accompanying proxy statement, to authorize the
	Extension and its implementation by the Company.		Management		For	For
3.	Adjournment Proposal: A proposal to approve the
adjournment of the Special Meeting to a later date or
dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the
forgoing proposals. This proposal will only be presented
at the Special Meeting if there are not sufficient votes to
	approve the Extension Amendment Proposal.		Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1L	RIVERNORTH DL STRAT OPP FD INC	997RV1L	STATE STREET BANK & TRUST CO	8,038	0	01-Feb-2023	01-Feb-2023
INTEGRATED RAIL & RESOURCES ACQUI CORP
Security	45827R106				Meeting Type		Special
Ticker Symbol	IRRX				Meeting Date		08-Feb-2023
ISIN	US45827R1068				Agenda		935761494 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The "Extension Amendment Proposal" - Amend the
Company's amended and restated certificate of
incorporation to extend the date by which the Company
must (1) effectuate a merger, capital stock exchange,
asset acquisition, stock purchase, reorganization or other
similar business combination with one or more
businesses, (2) cease its operations except for the
purpose of winding up if it fails to complete such initial
business combination, and (3) redeem 100% of the
Company's Class A common stock, from February 15,
	2023 to March 15, 2023.		Management		For	For
2.	The "Trust Amendment Proposal" - Amend the
Company's investment management trust agreement,
dated November 11, 2021, with American Stock Transfer
& Trust Company, LLC, to require the trustee to
commence liquidation of the trust account established in
connection with our IPO in the event that a termination
letter has not been received by the trustee by the
Deadline Date and the Company has not completed the
	Business Combination as of the Deadline Date.		Management		For	For
3.	The "Adjournment Proposal" - Adjourn the Special
Meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies if, based upon the
tabulated vote at the time of the Special Meeting, there
are not sufficient votes to approve one or more proposals
	presented to stockholders for vote.		Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1L	RIVERNORTH DL STRAT OPP FD INC	997RV1L	STATE STREET BANK & TRUST CO	73,254	0	06-Feb-2023	06-Feb-2023
ROTH CH ACQUISITION V CO.
Security	77867R100				Meeting Type		Annual
Ticker Symbol	ROCL				Meeting Date		13-Feb-2023
ISIN	US77867R1005				Agenda		935763347 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	DIRECTOR		Management
	1 Byron Roth				For	For
	2 John Lipman				For	For
	3 Pamela Ellison				For	For
	4 Adam Rothstein				For	For
	5 Sam Chawla				For	For
2.	Ratification of Appointment of Independent Auditors -
Approve the appointment of Grant Thornton LLP as the
Company's independent registered public accounting firm
	for the fiscal year ended December 31, 2022.		Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1L	RIVERNORTH DL STRAT OPP FD INC	997RV1L	STATE STREET BANK & TRUST CO	58,888	0	08-Feb-2023	08-Feb-2023
LEGATO MERGER CORP II
Security	52473Y104				Meeting Type		Annual
Ticker Symbol	LGTO				Meeting Date		14-Feb-2023
ISIN	US52473Y1047				Agenda		935764200 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The Business Combination Proposal - to consider and vote upon a proposal to approve the Merger Agreement and the transactions contemplated thereby.		Management		For	For
2A.	Charter Proposal - increase the number of authorized
shares of common stock from 50,000,000 shares to
500,000,000 shares and increase the number of
authorized shares of preferred stock from 1,000,000
	shares to 50,000,000 shares.		Management		For	For
2B.	Charter Proposal - change Legato's name from "Legato Merger Corp. II" to "Southland Holdings, Inc."		Management		For	For
2C.	Charter Proposal - remove provisions no longer applicable to the company following the Business Combination.		Management		For	For
3.	DIRECTOR		Management
	1 Michael Burtnett*				For	For
	2 Izilda Martins#				For	For
	3 Gregory Monahan++				For	For
	4 Brian Pratt#				For	For
	5 Mario Ramirez*				For	For
	6 Frankie S. Renda++				For	For
	7 Walter Timothy Winn++				For	For
4.	The Nasdaq Proposal - to consider and vote upon a
proposal, as required by the rules of the Nasdaq Stock
Market, to approve the issuance of shares of Common
Stock in the Business Combination in an amount greater
than 20% of the number of shares of Common Stock
	outstanding before such issuances.		Management		For	For
5.	The Incentive Plan Proposal - to consider and vote upon a proposal to approve the 2022 Long-Term Incentive Equity Plan.		Management		For	For
6.	The Adjournment Proposal - to consider and vote upon a
proposal to adjourn the annual meeting to a later date or
dates if it is determined that additional time is necessary
	to complete the Business Combination for any reason.		Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1L	RIVERNORTH DL STRAT OPP FD INC	997RV1L	STATE STREET BANK & TRUST CO	88,428	0	10-Feb-2023	10-Feb-2023
LF CAPITAL ACQUISITION CORP. II
Security	50202D102				Meeting Type		Special
Ticker Symbol	LFAC				Meeting Date		17-Feb-2023
ISIN	US50202D1028				Agenda		935763323 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	THE CHARTER AMENDMENT PROPOSAL -
APPROVAL OF AN AMENDMENT TO THE
COMPANY'S AMENDED AND RESTATED
CERTIFICATE OF INCORPORATION TO EXTEND TO
INCREASE THE MONTHLY EXTENSION PAYMENTS
PER ONE-MONTH EXTENSION OF THE DEADLINE TO
COMPLETE THE INITIAL BUSINESS COMBINATION
(AS DEFINED IN THE CHARTER) TO $0.04 PER
SHARE OF THE COMPANY'S CLASS A COMMON
	STOCK, PAR VALUE $0.0001 PER SHARE.		Management		For	For
2.	THE ADJOURNMENT PROPOSAL - APPROVAL TO
DIRECT THE CHAIRMAN OF THE SPECIAL MEETING
TO ADJOURN THE SPECIAL MEETING TO A LATER
DATE OR DATES, IF NECESSARY, TO PERMIT
FURTHER SOLICITATION AND VOTE OF PROXIES IN
THE EVENT THAT THERE ARE INSUFFICIENT VOTES
FOR, OR OTHERWISE IN CONNECTION WITH, THE
APPROVAL OF THE CHARTER AMENDMENT
	PROPOSAL.		Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1L	RIVERNORTH DL STRAT OPP FD INC	997RV1L	STATE STREET BANK & TRUST CO	36,722	0	14-Feb-2023	14-Feb-2023
ALSP ORCHID ACQUISITION CORP. I
Security	G0231L107				Meeting Type		Special
Ticker Symbol	ALOR				Meeting Date		17-Feb-2023
ISIN	KYG0231L1077				Agenda		935764630 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Initial Period Extension Amendment Proposal - To amend
the Memorandum and Articles of Association to extend
the initial date by which ALSP Orchid must consummate
a business combination (the "Charter Initial Period
Extension") from February 23, 2023 (the "Initial Period
Termination Date") to August 23, 2023 (the "Charter
Initial Period Extension Date", and the proposal being the
"Initial Period Extension Amendment Proposal"), subject
to any additional extensions as provided in our
	Memorandum and Articles of Association.		Management		For	For
2.	Adjournment Proposal - To adjourn the Shareholder
Meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies if, based upon the
tabulated vote at the time of the Shareholder Meeting,
there are insufficient Class A ordinary shares, par value
$0.0001 per share ("Class A Ordinary Shares") and Class
B ordinary shares, par value $0.0001 per share (the
"Class B Ordinary Shares" and, collectively with the
Class A Ordinary Shares, the "Ordinary ...(due to space
	limits, see proxy material for full proposal).		Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1L	RIVERNORTH DL STRAT OPP FD INC	997RV1L	STATE STREET BANK & TRUST CO	81,790	0	14-Feb-2023	14-Feb-2023
TLGY ACQUISITION CORP
Security	G8656T117				Meeting Type		Special
Ticker Symbol	TLGYU				Meeting Date		23-Feb-2023
ISIN	KYG8656T1177				Agenda		935762927 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Charter Amendment Proposal: Approve, by way of
special resolution, an amendment to Company's
Amended and Restated Memorandum and Articles of
Association in the form set forth in Annex A of the
accompanying Proxy Statement to: cancel the three-
month automatic extension period to which the Company
was entitled in case it filed a preliminary proxy statement, registration statement (i) 15-month period from the
consummation of IPO, (ii) any paid extension period, to
	consummate a business combination.		Management		For	For
2.	Adjournment Proposal: Approve, by way of ordinary
resolution, the adjournment of the Extraordinary General
Meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies in the event that
there are insufficient votes for, or otherwise in connection with, the approval of the Charter Amendment Proposal,
pursuant to the resolution set forth in the Adjournment
	Proposal in the accompanying Proxy Statement.		Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1L	RIVERNORTH DL STRAT OPP FD INC	997RV1L	STATE STREET BANK & TRUST CO	11,778	0	14-Feb-2023	14-Feb-2023
GAMES & ESPORTS EXPERIENCE ACQ CORP.
Security	G3731J101				Meeting Type		Special
Ticker Symbol	GEEXU				Meeting Date		06-Mar-2023
ISIN	KYG3731J1013				Agenda		935768828 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Extension Amendment Proposal - Amend the Company's
amended and restated articles of association to: (A)
extend the date by which the Company has to complete
an initial business combination from March 7, 2023 to
December 7, 2023, by electing to extend the date to
consummate an initial business combination on a
monthly basis for up to nine times by an additional one
month each time after March 7, 2023 to December 7,
2023, unless the closing of the Company's initial business
combination shall ...(due to space limits, see proxy
	material for full proposal).		Management		For	For
2.	Adjournment Proposal - Approve the adjournment of the
Extraordinary General Meeting to a later date or dates, if
necessary, to permit further solicitation and vote of
proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the
	Extension Amendment Proposal.		Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1L	RIVERNORTH DL STRAT OPP FD INC	997RV1L	STATE STREET BANK & TRUST CO	58,432	0	01-Mar-2023	01-Mar-2023
GLOBALINK INVESTMENT, INC.
Security	37892F109				Meeting Type		Special
Ticker Symbol	GLLI				Meeting Date		06-Mar-2023
ISIN	US37892F1093				Agenda		935769363 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Extension Amendment Proposal - Amend the Company's
charter to extend the date by which the Company must (i)
consummate a business combination,(ii) cease its
operations if it fails to complete such business
combination, and (iii) redeem or repurchase 100% of the
Company's outstanding public shares of common stock
	included as part of the units sold in the Company's IPO.		Management		For	For
2.	Trust Amendment Proposal - Amend the Company's
investment management trust agreement, dated as
December 6, 2021 (the "Trust Agreement"), between the
Company & Continental Stock Transfer & Trust Company
(the "Trustee"), extending time for the Company to
complete its initial business combination under the Trust
Agreement from 15 months from the consummation of
the IPO, or March 9, 2023 (or up to 21 months from the
consummation of the IPO if the Company elects to
	extend the date to consummate a business combination.		Management		For	For
3.	Adjournment Proposal - Approve the adjournment of the
Special Meeting to a later date or dates, if necessary, to
permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in
connection with, the approval of the Extension
Amendment Proposal and the Trust Amendment
Proposal. This is referred to as the "Adjournment
	Proposal."		Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1L	RIVERNORTH DL STRAT OPP FD INC	997RV1L	STATE STREET BANK & TRUST CO	62,828	0	01-Mar-2023	01-Mar-2023
DIRECT SELLING ACQUISITION CORP.
Security	25460L103				Meeting Type		Special
Ticker Symbol	DSAQ				Meeting Date		24-Mar-2023
ISIN	US25460L1035				Agenda		935775138 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The Extension Amendment Proposal - To amend the
Company's amended and restated certificate of
incorporation to extend the date (the "Termination Date")
by which the Company has to consummate an initial
business combination a ("Business Combination") from
March 28, 2023 (the "Original Termination Date") to June
28, 2023 (the "Charter Extension Date") and to allow the
Company, without another stockholder vote, to elect to
extend the Termination Date to consummate a Business
Combination ...(due to space limits, see proxy material for
	full proposal).		Management		For	For
2.	Adjournment Proposal - To adjourn the Stockholder
Meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies if, based upon the
tabulated vote at the time of the Stockholder Meeting,
there are insufficient shares of Class A common stock,
par value $0.0001 per share, and Class B common stock,
par value $0.0001 per share in the capital of the
Company represented (either in person or by proxy) to
constitute a quorum necessary to conduct business
...(due to space limits, see proxy material for full
	proposal).		Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1L	RIVERNORTH DL STRAT OPP FD INC	997RV1L	STATE STREET BANK & TRUST CO	38,368	0	14-Mar-2023	14-Mar-2023
PGIM INVESTMENTS
Security	69346J106				Meeting Type		Annual
Ticker Symbol	GHY				Meeting Date		29-Mar-2023
ISIN	US69346J1060				Agenda		935765581 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.1	Election of Class II Director: Kevin J. Bannon		Management		Split	Split
1.2	Election of Class II Director: Keith F. Hartstein		Management		Split	Split
1.3	Election of Class II Director: Grace C. Torres		Management		Split	Split
2.	Ratify the appointment of PricewaterhouseCoopers LLP as the Fund's independent registered public accountant for the fiscal year ending July 31, 2023.		Management		Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1L	RIVERNORTH DL STRAT OPP FD INC	997RV1L	STATE STREET BANK & TRUST CO	161,075	0	28-Mar-2023	28-Mar-2023
PGIM SHORT DURATION HIGH YIELD OPP
Security	69355J104				Meeting Type		Annual
Ticker Symbol	SDHY				Meeting Date		29-Mar-2023
ISIN	US69355J1043				Agenda		935765593 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.1	Election of Class II Trustee: Kevin J. Bannon		Management		Split	Split
1.2	Election of Class II Trustee: Keith F. Hartstein		Management		Split	Split
1.3	Election of Class II Trustee: Grace C. Torres		Management		Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1L	RIVERNORTH DL STRAT OPP FD INC	997RV1L	STATE STREET BANK & TRUST CO	103,830	0	28-Mar-2023	28-Mar-2023
EXCELFIN ACQUISITION CORP
Security	30069X102				Meeting Type		Special
Ticker Symbol	XFIN				Meeting Date		13-Apr-2023
ISIN	US30069X1028				Agenda		935800905 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	THE EXTENSION AMENDMENT PROPOSAL - To
amend the Company's amended and restated certificate
of incorporation to extend the date by with the company
must (1) effectuate a merger, capital stock exchange,
asset acquisition, stock purchase, reorganization or other
similar business combination with one or more
businesses, (2) cease its operations except for the
purpose of winding up if it fails to complete such initial
business combination, and (3) redeem 100% of the
Company's Class A common stock, from April 25, 2023 to
	October 25, 2023.		Management		For	For
2.	THE ADJOURNMENT PROPOSAL - To approve the
adjournment of the Special Meeting to a later date or
dates, if necessary (i) to permit further solicitation and
vote of proxies if, based upon the tabulated vote at the
time of the Special Meeting, there are not sufficient votes
to approve one or more proposals presented to
stockholders for vote or, (ii) if stockholders have elected
to redeem an amount of shares in connection with the
Extension Amendment Proposal, such that the Company
would not adhere to the continued listing requirements of
	The Nasdaq Global Market.		Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1L	RIVERNORTH DL STRAT OPP FD INC	997RV1L	STATE STREET BANK & TRUST CO	12,019	0	04-Apr-2023	04-Apr-2023
WESTERN ASSET HIGH INC OPP FD INC.
Security	95766K109				Meeting Type		Annual
Ticker Symbol	HIO				Meeting Date		14-Apr-2023
ISIN	US95766K1097				Agenda		935780812 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.1	Election of Class I Director to serve until the 2026 Annual Meeting: Robert D. Agdern		Management		Split	Split
1.2	Election of Class I Director to serve until the 2026 Annual Meeting: Carol L. Colman		Management		Split	Split
1.3	Election of Class I Director to serve until the 2026 Annual Meeting: Daniel P. Cronin		Management		Split	Split
2.	To ratify the selection of PricewaterhouseCoopers LLP as the Fund's independent registered public accountants for the fiscal year ending September 30, 2023.		Management		Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1L	RIVERNORTH DL STRAT OPP FD INC	997RV1L	STATE STREET BANK & TRUST CO	1,107,414	0	13-Apr-2023	13-Apr-2023
WESTERN ASSET DIVERSIFIED INCOME FUND
Security	95790K109				Meeting Type		Annual
Ticker Symbol	WDI				Meeting Date		14-Apr-2023
ISIN	US95790K1097				Agenda		935780886 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.1	Election of Class II Director to serve until the 2026 Annual Meeting: Paolo M. Cucchi		Management		Split	Split
1.2	Election of Class II Director to serve until the 2026 Annual Meeting: Eileen A. Kamerick		Management		Split	Split
2.	To ratify the selection of PricewaterhouseCoopers LLP as the Fund's independent registered public accountants for the fiscal year ending December 31, 2023.		Management		Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1L	RIVERNORTH DL STRAT OPP FD INC	997RV1L	STATE STREET BANK & TRUST CO	80,571	0	13-Apr-2023	13-Apr-2023
SPORTSMAP TECH ACQUISITION CORP
Security	84921J108				Meeting Type		Special
Ticker Symbol	SMAP				Meeting Date		14-Apr-2023
ISIN	US84921J1088				Agenda		935796954 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	To approve an amendment the Company's amended and
restated certificate of incorporation to extend the date by
which the Company must consummate a business
combination or, if it fails to do so, cease its operations
and redeem or repurchase 100% of the shares of the
Company's common stock issued in the Company's initial
public offering, from April 20, 2023, monthly for up to
eight additional months at the election of the Company,
ultimately until as late as December 20, 2023 (the
	Extension).		Management		For	For
2.	To approve an amendment to the Investment
Management Trust Agreement, dated October 18, 2021,
by and between the Company and Continental Stock
Transfer & Company, to authorize the Extension
contemplated by Proposal 1 and its implementation by
	the Company.		Management		For	For
3.	To authorize the adjournment of the Special Meeting, if
necessary, to solicit additional proxies if there are not
sufficient votes at the time of the Special Meeting or
adjournment or postponement thereof to approve of the
	foregoing proposals.		Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1L	RIVERNORTH DL STRAT OPP FD INC	997RV1L	STATE STREET BANK & TRUST CO	18,072	0	04-Apr-2023	04-Apr-2023
SPORTSMAP TECH ACQUISITION CORP
Security	84921J116				Meeting Type		Special
Ticker Symbol	SMAPW				Meeting Date		14-Apr-2023
ISIN	US84921J1161				Agenda		935796954 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	To approve an amendment the Company's amended and
restated certificate of incorporation to extend the date by
which the Company must consummate a business
combination or, if it fails to do so, cease its operations
and redeem or repurchase 100% of the shares of the
Company's common stock issued in the Company's initial
public offering, from April 20, 2023, monthly for up to
eight additional months at the election of the Company,
ultimately until as late as December 20, 2023 (the
	Extension).		Management		For	For
2.	To approve an amendment to the Investment
Management Trust Agreement, dated October 18, 2021,
by and between the Company and Continental Stock
Transfer & Company, to authorize the Extension
contemplated by Proposal 1 and its implementation by
	the Company.		Management		For	For
3.	To authorize the adjournment of the Special Meeting, if
necessary, to solicit additional proxies if there are not
sufficient votes at the time of the Special Meeting or
adjournment or postponement thereof to approve of the
	foregoing proposals.		Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1L	RIVERNORTH DL STRAT OPP FD INC	997RV1L	STATE STREET BANK & TRUST CO	13,554	0	04-Apr-2023	04-Apr-2023
WORLDWIDE WEBB ACQUISITION CORP.
Security	G97775103				Meeting Type		Special
Ticker Symbol	WWAC				Meeting Date		14-Apr-2023
ISIN	KYG977751034				Agenda		935799087 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Extension Amendment Proposal - Approve as a special
resolution, to extend the date by which the Company (1)
consummate a merger, amalgamation, share exchange,
asset acquisition, share purchase, reorganization or
similar business combination, (2) cease its operations
except for the purpose of winding up if it fails to complete such business combination, and (3) redeem all of the
Class A ordinary shares sold in initial public offering from
18 months from the closing of our IPO to 24 months from
	the closing of our IPO.		Management		For	For
2.	Redemption Limitation Amendment Proposal - Approve
as a special resolution, the amendment of the Company's
Articles to eliminate from the Articles the limitation that
the Company shall not redeem Class A ordinary shares
sold in the IPO to the extent that such redemption would
cause the Company's net tangible assets to be less than
$5,000,001. The Redemption Limitation Amendment
would allow the Company to redeem Class A ordinary
shares irrespective of whether such redemption would
	exceed the Redemption Limitation.		Management		For	For
3.	Adjournment Proposal - Approve as an ordinary
resolution, the adjournment of the Extraordinary General
Meeting to a later date or dates or indefinitely, if
necessary or convenient, to permit further solicitation and
vote of proxies in the event that there are insufficient
votes for, or otherwise in connection with, the approval of
	any of the foregoing proposals.		Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1L	RIVERNORTH DL STRAT OPP FD INC	997RV1L	STATE STREET BANK & TRUST CO	61,760	0	04-Apr-2023	04-Apr-2023
ACCRETION ACQUISITION CORP.
Security	00438Y107				Meeting Type		Special
Ticker Symbol	ENER				Meeting Date		14-Apr-2023
ISIN	US00438Y1073				Agenda		935800931 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	EXTENSION AMENDMENT PROPOSAL - To amend the
Company's amended & restated certificate of
incorporation to extend the date (the Termination Date)
by which Company has to consummate a Business
Combination (as defined below) from April 25, 2023
("Original Termination Date") to July 25, 2023 ("Charter
Extension Date") & to allow Company, without another
stockholder vote, to elect to extend Termination Date to
consummate a Business Combination on a monthly basis
up to 5 times by an additional 1 month each time after
Charter Extension Date, by resolution of Company's
	board.		Management		For	For
2.	ADJOURNMENT PROPOSAL - To adjourn the Special
Meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies if, based upon the
tabulated vote at the time of the Special Meeting, there
are insufficient shares of common stock, par value
$0.001 per share in the capital of the Company
represented (either in person or by proxy) to constitute a
quorum necessary to conduct business at the Special
Meeting or at the time of the Special Meeting to approve
	the Extension Amendment Proposal.		Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1L	RIVERNORTH DL STRAT OPP FD INC	997RV1L	STATE STREET BANK & TRUST CO	42,066	0	04-Apr-2023	04-Apr-2023
BLACK MOUNTAIN ACQUISITION CORP.
Security	09216A108				Meeting Type		Special
Ticker Symbol	BMAC				Meeting Date		14-Apr-2023
ISIN	US09216A1088				Agenda		935802846 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Extension Amendment Proposal - To amend and restate
the Company's Amended & Restated Certificate of
Incorporation (i) to extend the date by which the
Company has to consummate a merger, capital stock
exchange, asset acquisition, stock purchase,
reorganization or similar business combination, involving
the Company one or more businesses or entities (a
"Business Combination") from 04/18/2023 (the "Original
Termination Date") to 06/18/2023 (the "New Termination
Date") (ii) to allow the Company's board of directors
	without another stockholder vote.		Management		For	For
2.	Trust Amendment Proposal - To amend and restate the
Investment Management Trust Agreement, dated as of
October 13, 2021, by and between the Company and
Continental Stock Transfer & Trust Company, as trustee,
to reflect the New Termination Date and the Additional
Extension Option (the "Trust Amendment Proposal"). A
copy of the form of the proposed Amended and Restated
Investment Management Trust Agreement is set forth in
	Annex B to the accompanying proxy statement.		Management		For	For
3.	Redemption Limitation Amendment Proposal - To amend
and restate the Certificate of Incorporation to eliminate (i)
the limitation that the Company shall not redeem its
Public Stock to the extent that such redemption would
result in the Class A Common Stock, or the securities of
any entity that succeeds the Company as a public
company, becoming "penny stock" (as defined in
accordance with Rule 3a51-1 of the Securities Exchange
Act of 1934, as amended), or cause the Company to not
	meet any greater net tangible asset or cash requirement.		Management		For	For
4.	Adjournment Proposal - To adjourn the Stockholder
Meeting to a later dates, if necessary, to permit further
solicitation and vote of proxies if, based upon the
tabulated vote at the time of the Stockholder Meeting,
there are insufficient shares of Class A Common Stock
and shares of Class B common stock, par value $0.0001
per share, in the capital of the Company represented
(either in person or by proxy) to constitute a quorum
necessary to conduct business at the time of the
Stockholder Meeting to approve the Extension
	Amendment Proposal.		Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1L	RIVERNORTH DL STRAT OPP FD INC	997RV1L	STATE STREET BANK & TRUST CO	49,448	0	04-Apr-2023	04-Apr-2023
CACTUS ACQUISITION CORP. 1 LTD.
Security	G1745A108				Meeting Type		Special
Ticker Symbol	CCTS				Meeting Date		20-Apr-2023
ISIN	KYG1745A1085				Agenda		935795128 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Articles Extension Proposal: To approve, by way of
special resolution, an amendment to the Company's
amended & restated memorandum and articles of
association in the form set forth in Annex A of
accompanying proxy statement, to extend date by which
the Company would be permitted to consummate an
initial business combination from 05/02/2023 to
11/02/2023, as well as to permit the Board, in its sole
discretion, to elect to wind up the Company's operations
on an earlier date, pursuant set forth in Proposal No. 1 of
	the accompanying proxy statement.		Management		For	For
2.	Trust Extension Proposal: A proposal to amend the
Company's investment management trust agreement,
dated as of November 2, 2021, by and between the
Company and Continental Stock Transfer & Trust
Company, to extend the date by which the Company
would be permitted to consummate a business
combination from May 2, 2023 to November 2, 2023, or
such earlier date as may be determined by the Board, in
its sole discretion, pursuant to the resolution set forth in
	Proposal No. 2 of the accompanying proxy statement.		Management		For	For
3.	Conversion Amendment Proposal: A proposal to
approve, by way of special resolution, an amendment to
Cactus' Articles to provide for the right of a holder of
Class B ordinary shares, par value $0.0001 per share to
convert such shares into Class A ordinary shares, par
value $0.0001 per share on a one-for-one basis prior to
the closing of a business combination at the election of
the holder, pursuant to the resolution set forth in Proposal
	No. 3 of the accompanying proxy statement.		Management		For	For
4.	Director Election Proposal [HOLDERS OF FOUNDER
SHARES ONLY]: To approve, by way of ordinary
resolution of the holders of the Class B ordinary shares in
the capital of the Company, the reappointment of each of
Ofer Gonen, Nachum (Homi) Shamir, Hadar Ron, M.D.,
David J. Shulkin, M.D., and David Sidransky, M.D. until
the second succeeding annual general meeting of the
Company to be held in 2025 or until their successors are
appointed and qualified pursuant to the resolution set
forth in Proposal No. 4 of the accompanying proxy
	statement.		Management		For	For
5.	Adjournment Proposal: A proposal to approve, by way of
ordinary resolution, the adjournment of the Meeting to a
later date or dates, if necessary, to permit further
solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of Proposal No. 1, Proposal No. 2, Proposal No.
3 or Proposal No. 4, pursuant to the resolution set forth in
	Proposal No. 5 of the accompanying proxy statement.		Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1L	RIVERNORTH DL STRAT OPP FD INC	997RV1L	STATE STREET BANK & TRUST CO	59,686	0	12-Apr-2023	12-Apr-2023
ENTERPRISE 4.0 TECHNOLOGY ACQUISITION
Security	G3137C106				Meeting Type		Special
Ticker Symbol	ENTF				Meeting Date		20-Apr-2023
ISIN	KYG3137C1069				Agenda		935825034 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1)	The Extension Amendment Proposal - RESOLVED, as a
special resolution, that the Amended and Restated
Memorandum of Association and Articles of Association
be amended in the form attached to the proxy statement
as Annex A, with immediate effect, in order to extend the
date by which the Company has to consummate a
Business Combination from April 21, 2023 to October 21,
2023 (or such earlier date as determined by the Board of
	Directors).		Management		For	For
2)	The Founder Share Amendment Proposal - RESOLVED,
as a special resolution, that the Amended and Restated
Memorandum of Association and Articles of Association
be amended in the form attached to the proxy statement
as Annex A, with immediate effect, in order to provide for
the right of a holder of Class B Ordinary Shares to
convert into Class A Ordinary Shares on a one-for-one
basis at any time prior to the closing of a Business
Combination at the option of a holder of the Class B
	Ordinary Shares.		Management		For	For
3)	The Auditor Ratification Proposal - RESOLVED, as an
ordinary resolution, that the appointment of
WithumSmith+Brown, PC as the independent registered
public accounting firm of the Company for the fiscal year
ending December 31, 2023 be ratified, approved and
	confirmed in all respects.		Management		For	For
4)	The Adjournment Proposal - RESOLVED, as an ordinary
resolution, that the adjournment of the extraordinary
general meeting in lieu of an annual general meeting to a
later date or dates to be determined by the chairman of
the extraordinary general meeting in lieu of an annual
general meeting, or indefinitely, if necessary or
convenient, to permit further solicitation and vote of
proxies be confirmed, ratified and approved in all
	respects.		Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1L	RIVERNORTH DL STRAT OPP FD INC	997RV1L	STATE STREET BANK & TRUST CO	12,048	0	12-Apr-2023	12-Apr-2023
PYROPHYTE ACQUISITION CORP.
Security	G7308P101				Meeting Type		Special
Ticker Symbol	PHYT				Meeting Date		24-Apr-2023
ISIN	KYG7308P1019				Agenda		935830681 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The Extension Proposal: as a special resolution, to
amend the Company's Amended and Restated
Memorandum and Articles of Association (the "Charter")
pursuant to an amendment to the Charter in the form set
forth in Annex A of the accompanying proxy statement to
extend the date by which the Company must
consummate a merger, share exchange, asset
acquisition, share purchase, reorganization or similar
business combination (an "initial business combination")
from April 29, 2023 (the "Current Outside Date") to April
	29, 2024 (the "Extended Date").		Management		For	For
2.	The Liquidation Amendment Proposal - as a special
resolution, to amend (the "Liquidation Amendment") the
Charter pursuant to an amendment to the Charter in the
form set forth in Annex A of the accompanying proxy
statement to permit the Company's board of directors (the
"Board"), in its sole discretion, to elect to wind up the
Company's operations on an earlier date than the
Extended Date as determined by the Board and included
in a public announcement (the "Liquidation Amendment
	Proposal").		Management		For	For
3.	The Redemption Limitation Amendment Proposal - as a
special resolution, to amend (the "Redemption Limitation
Amendment") the Charter pursuant to an amendment to
the Charter in the form set forth in Annex A of the
accompanying proxy statement to eliminate from the
Charter the limitation that the Company may not redeem
public shares in an amount that would cause the
Company's net tangible assets to be less than
$5,000,001 in connection with the Company's initial
business combination (the "Redemption Limitation
	Amendment Proposal").		Management		For	For
4.	The Founder Share Amendment Proposal - as a special
resolution, to amend (the "Founder Share Amendment")
the Charter pursuant to an amendment to the Charter in
the form set forth in Annex A of the accompanying proxy
statement to amend the Charter to provide for the right of
a holder of the Company's Class B ordinary shares, par
value $0.0001 per share (the "Class B Ordinary Shares"
and, together with the Class A Ordinary Shares, the
"Ordinary Shares"), to convert into Class A ordinary
	shares, par value $0.0001 per share, of the Company.		Management		For	For
5.	The Adjournment Proposal - as an ordinary resolution, to
approve the adjournment of the Extraordinary General
Meeting to a later date or dates, if necessary or
convenient, to (i) permit further solicitation and vote of
proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the
Extension Proposal, the Liquidation Amendment
Proposal, the Redemption Limitation Amendment
Proposal or the Founder Share Amendment Proposal, or
if we otherwise determine that additional time is
	necessary to effectuate the Extension.		Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1L	RIVERNORTH DL STRAT OPP FD INC	997RV1L	STATE STREET BANK & TRUST CO	5,940	0	17-Apr-2023	17-Apr-2023
PYROPHYTE ACQUISITION CORP.
Security	G7308P119				Meeting Type		Special
Ticker Symbol	PHYTU				Meeting Date		24-Apr-2023
ISIN	KYG7308P1191				Agenda		935830681 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The Extension Proposal: as a special resolution, to
amend the Company's Amended and Restated
Memorandum and Articles of Association (the "Charter")
pursuant to an amendment to the Charter in the form set
forth in Annex A of the accompanying proxy statement to
extend the date by which the Company must
consummate a merger, share exchange, asset
acquisition, share purchase, reorganization or similar
business combination (an "initial business combination")
from April 29, 2023 (the "Current Outside Date") to April
	29, 2024 (the "Extended Date").		Management		For	For
2.	The Liquidation Amendment Proposal - as a special
resolution, to amend (the "Liquidation Amendment") the
Charter pursuant to an amendment to the Charter in the
form set forth in Annex A of the accompanying proxy
statement to permit the Company's board of directors (the
"Board"), in its sole discretion, to elect to wind up the
Company's operations on an earlier date than the
Extended Date as determined by the Board and included
in a public announcement (the "Liquidation Amendment
	Proposal").		Management		For	For
3.	The Redemption Limitation Amendment Proposal - as a
special resolution, to amend (the "Redemption Limitation
Amendment") the Charter pursuant to an amendment to
the Charter in the form set forth in Annex A of the
accompanying proxy statement to eliminate from the
Charter the limitation that the Company may not redeem
public shares in an amount that would cause the
Company's net tangible assets to be less than
$5,000,001 in connection with the Company's initial
business combination (the "Redemption Limitation
	Amendment Proposal").		Management		For	For
4.	The Founder Share Amendment Proposal - as a special
resolution, to amend (the "Founder Share Amendment")
the Charter pursuant to an amendment to the Charter in
the form set forth in Annex A of the accompanying proxy
statement to amend the Charter to provide for the right of
a holder of the Company's Class B ordinary shares, par
value $0.0001 per share (the "Class B Ordinary Shares"
and, together with the Class A Ordinary Shares, the
"Ordinary Shares"), to convert into Class A ordinary
	shares, par value $0.0001 per share, of the Company.		Management		For	For
5.	The Adjournment Proposal - as an ordinary resolution, to
approve the adjournment of the Extraordinary General
Meeting to a later date or dates, if necessary or
convenient, to (i) permit further solicitation and vote of
proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the
Extension Proposal, the Liquidation Amendment
Proposal, the Redemption Limitation Amendment
Proposal or the Founder Share Amendment Proposal, or
if we otherwise determine that additional time is
	necessary to effectuate the Extension.		Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1L	RIVERNORTH DL STRAT OPP FD INC	997RV1L	STATE STREET BANK & TRUST CO	1	0	17-Apr-2023	17-Apr-2023
PIMCO ACCESS INCOME FUND
Security	72203T100				Meeting Type		Annual
Ticker Symbol	PAXS				Meeting Date		26-Apr-2023
ISIN	US72203T1007				Agenda		935795851 - Opposition

Item	Proposal		Proposed by		Vote	For/Against Management
1.1	Election of Trustee: Kathleen McCartney		Management		Split	Split
1.2	Election of Trustee: Deborah DeCotis		Management		Split	Split
1.3	Election of Trustee: David Fisher		Management		Split	Split
1.4	Election of Trustee: Joseph B. Kittredge, Jr.		Management		Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1L	RIVERNORTH DL STRAT OPP FD INC	997RV1L	STATE STREET BANK & TRUST CO	25,589	0	25-Apr-2023	25-Apr-2023
ALTENERGY ACQUISITION CORP.
Security	02157M108				Meeting Type		Special
Ticker Symbol	AEAE				Meeting Date		28-Apr-2023
ISIN	US02157M1080				Agenda		935835009 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	A proposal to amend the Amended and Restated
Certificate of Incorporation ("Charter") ("Extension
Proposal") by which the Company must (1) consummate
a merger, capital stock exchange, asset acquisition, stock
purchase, reorganization or similar business combination
with one or more businesses ("initial business
combination") or (2) cease its operations except for the
purpose of winding up if it fails to complete such initial
business combination, and redeem all of the Class A
	common stock.		Management		For	For
2.	To approve the adjournment of the Special Meeting to a
later date or dates if necessary or convenient, to permit
further solicitation and vote of proxies in the event that
there are insufficient votes for, or otherwise in connection with, the approval of the Extension Proposal, which will
only be presented at the Special Meeting if, based on
tabulated votes, are not sufficient votes at the time of the
Special Meeting to approve Extension Proposal, in which
case the Adjournment Proposal will be the only proposal
	presented at the Special Meeting.		Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1L	RIVERNORTH DL STRAT OPP FD INC	997RV1L	STATE STREET BANK & TRUST CO	29,842	0	19-Apr-2023	19-Apr-2023
LIV CAPITAL ACQUISITION CORP II
Security	G5510R105				Meeting Type		Special
Ticker Symbol	LIVB				Meeting Date		01-May-2023
ISIN	KYG5510R1056				Agenda		935834829 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The Extension Proposal - as a special resolution, to
amend the Company's Amended and Restated
Memorandum and Articles of Association (the "Charter")
pursuant to an amendment in the form set forth in Part 1
	of Annex A of the accompanying proxy statement.		Management		For	For
2.	The Founder Share Amendment Proposal - as a special
resolution, to amend the Company's Charter in the form
set forth in Part 2 of Annex A of the accompanying proxy
statement to provide for the right of a holder of Class B
ordinary shares of the Company (the "Founder Shares"
or the "Class B Ordinary Shares") to convert such Class
B Ordinary Shares into Class A ordinary shares (the
"Class A Ordinary Shares") on a one-for-one basis prior
to the closing of a business combination at the election of
	the holder (the "Founder Share Amendment Proposal").		Management		For	For
3.	The Adjournment Proposal - as an ordinary resolution, to
approve the adjournment of the Extraordinary General
Meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies in the event that
there are insufficient votes for, or otherwise in connection with, the approval of the Extension Proposal
("Adjournment Proposal"), which will only be presented at
the Extraordinary General Meeting if, based on the
tabulated votes, there are not sufficient votes at the time
of Extraordinary General Meeting to approve the
	Extension Proposal.		Management		For	For
4.	The Redemption Limitation Amendment Proposal - as a
special resolution, to amend the Company's Charter, as
provided by the third resolution in the form set forth in
Part 3 of Annex A to the accompanying proxy statement
(the "Redemption Limitation Amendment" and such
proposal, the "Redemption Limitation Amendment
	Proposal").		Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1L	RIVERNORTH DL STRAT OPP FD INC	997RV1L	STATE STREET BANK & TRUST CO	62,176	0	19-Apr-2023	19-Apr-2023
JUPITER WELLNESS ACQUISITION CORP.
Security	48208E108				Meeting Type		Special
Ticker Symbol	JWAC				Meeting Date		02-May-2023
ISIN	US48208E1082				Agenda		935813976 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The Business Combination Proposal - to consider and
vote upon a proposal to approve the Business
Combination described in this proxy
statement/prospectus, including (a) adopting the
Business Combination Agreement, a copy of which is
attached to the accompanying proxy
statement/prospectus as Annex A, which, among other
things, provides for the Share Exchange and the merger
of JWAC with and into a wholly-owned subsidiary of the
newly formed holding company Pubco, with each of
JWAC and Chijet ...(due to space limits, see proxy
	material for full proposal).		Management		For	For
2a.	The Charter Amendments Proposal - to consider and
vote upon a proposal to approve amended and restated
memorandum and articles of association of Pubco (the
"Proposed Charter") in accordance with our certificate of
incorporation, in the form attached hereto as Annex B: to
provide for a single class of Pubco Ordinary Shares and
increase the number of authorized Pubco Ordinary
	Shares to 499,000,000 authorized shares.		Management		For	For
2b.	The Charter Amendments Proposal - to consider and
vote upon a proposal to approve amended and restated
memorandum and articles of association of Pubco (the
"Proposed Charter") in accordance with our certificate of
incorporation, in the form attached hereto as Annex B: to
increase the number of authorized shares of Pubco
"blank check" preferred stock to 1,000,000 authorized
	shares.		Management		For	For
2c.	The Charter Amendments Proposal - to consider and
vote upon a proposal to approve amended and restated
memorandum and articles of association of Pubco (the
"Proposed Charter") in accordance with our certificate of
incorporation, in the form attached hereto as Annex B: to
establish that the board of directors of Pubco following
the Closing of the Business Combination (the "Pubco
Board") will not be divided into classes (with the number
of directors of the Pubco Board being initially fixed at
seven ...(due to space limits, see proxy material for full
	proposal).		Management		For	For
3a.	The Advisory Charter Amendments Proposals - to
consider and vote upon, on a nonbinding advisory basis,
certain governance provisions in the Proposed Charter,
presented separately in accordance with U.S. Securities
and Exchange Commission ("SEC") requirements: to
provide for a single class of Pubco Ordinary Shares and
increase the number of authorized Pubco Ordinary
	Shares to 499,000,000 authorized shares.		Management		For	For
3b.	The Advisory Charter Amendments Proposals - to
consider and vote upon, on a nonbinding advisory basis,
certain governance provisions in the Proposed Charter,
presented separately in accordance with U.S. Securities
and Exchange Commission ("SEC") requirements: to
increase the number of authorized shares of Pubco
"blank check" preferred stock to 1,000,000 authorized
	shares.		Management		For	For
3c.	The Advisory Charter Amendments Proposals - to
consider and vote upon, on a nonbinding advisory basis,
certain governance provisions in the Proposed Charter,
presented separately in accordance with U.S. Securities
and Exchange Commission ("SEC") requirements: to
establish that the board of directors of Pubco following
the Closing of the Business Combination (the "Pubco
Board") will not be divided into classes (with the number
of directors of the Pubco Board being initially fixed at
seven, as ...(due to space limits, see proxy material for
	full proposal).		Management		For	For
4.	The Nasdaq Stock Issuance Proposal - RESOLVED, that
for the purposes of complying with the applicable
provisions of Nasdaq Listing Rule 5635, the issuance of
Pubco Ordinary Shares pursuant to the Business
Combination Agreement, including to Chijet members, be
approved, and that for purposes of complying with the
applicable provisions of Nasdaq Listing Rule 3635, the
potential issuance of the Earnout Shares pursuant to the
terms and conditions of the Business Combination
	Agreement, be approved.		Management		For	For
5.	The Incentive Plan Proposal - to consider and vote upon
a proposal to approve the Chijet Motors 2023 Stock
Incentive Plan (the "Incentive Plan), effective upon the
consummation of the Business Combination, including
the authorization of the shares reserve under the
Incentive Plan, in substantially the form attached to the
	accompanying proxy statement/prospectus as Annex C.		Management		For	For
6.	The Adjournment Proposal - RESOLVED, that the
adjournment of the meeting to a later date or dates, if
necessary, be determined by the chairman of the meeting
to permit further solicitation and vote of proxies if it is
determined by the Board that more time is necessary or
appropriate to approve one or more Proposals at the
	meeting be adopted and approved in all respects.		Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1L	RIVERNORTH DL STRAT OPP FD INC	997RV1L	STATE STREET BANK & TRUST CO	44,245	0	12-Apr-2023	12-Apr-2023
BARINGS BDC, INC.
Security	06759L103				Meeting Type		Annual
Ticker Symbol	BBDC				Meeting Date		04-May-2023
ISIN	US06759L1035				Agenda		935787183 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1a.	Election of Class II Director who will serve until 2026 Annual Meeting: Steve Byers		Management		Split	Split
1b.	Election of Class II Director who will serve until 2026 Annual Meeting: Valerie Lancaster-Beal		Management		Split	Split
1c.	Election of Class II Director who will serve until 2026 Annual Meeting: John A. Switzer		Management		Split	Split
2.	To authorize the Company, with subsequent approval of
its Board of Directors, to issue and sell shares of its
common stock at a price below its then current net asset
value per share in one or more offerings, subject to
certain limitations (including, without limitation, that the number of shares does not exceed 30% of its then
outstanding common stock immediately prior to each
	such offering).		Management		Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1L	RIVERNORTH DL STRAT OPP FD INC	997RV1L	STATE STREET BANK & TRUST CO	114,259	0	03-May-2023	03-May-2023
TG VENTURE ACQUISITION CORP.
Security	87251T109				Meeting Type		Special
Ticker Symbol	TGVC				Meeting Date		04-May-2023
ISIN	US87251T1097				Agenda		935829044 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The Charter Amendment Proposal - a proposal to amend
our Amended and Restated Certificate of Incorporation to
extend the time period we have to consummate a
business combination for an additional six months, from
	May 5, 2023 to November 5, 2023.		Management		For	For
2.	The Trust Amendment Proposal - a proposal to amend
the Investment Management Trust Agreement, dated
November 2, 2021, by and between Continental Stock
Transfer & Trust Company and the Company, to extend
the business combination period for an additional six
	months, from May 5, 2023 to November 5, 2023.		Management		For	For
3.	The Adjournment Proposal - a proposal to adjourn the
Special Meeting to a later date or dates, if necessary, to
permit further solicitation and vote of proxies if, based
upon the tabulated vote at the time of the Special
Meeting, there are not sufficient votes to approve one or
	more proposals presented to stockholders for vote.		Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1L	RIVERNORTH DL STRAT OPP FD INC	997RV1L	STATE STREET BANK & TRUST CO	32,164	0	17-Apr-2023	17-Apr-2023
FINNOVATE ACQUISITION CORP.
Security	G3R34K103				Meeting Type		Special
Ticker Symbol	FNVT				Meeting Date		08-May-2023
ISIN	KYG3R34K1037				Agenda		935860115 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	To approve, by way of special resolution, an amendment
to the Company's amended and restated memorandum
and articles of association in the form set forth in Annex A of the accompanying proxy statement, to extend the date
by which the Company would be permitted to
consummate an initial business combination from May 8,
2023 to May 8, 2024, as well as to permit the Board, in its
sole discretion, to elect to wind up the Company's
operations on an earlier date, pursuant to the resolution
set forth in Proposal No. 1 of the accompanying proxy
	statement.		Management		For	For
2.	To approve, by way of special resolution, an amendment
to the Company's amended and restated memorandum
and articles of association in the form set forth in Annex B of the accompanying proxy statement to provide for the
right of a holder of Class B ordinary shares, par value
$0.0001 per share to convert such shares into Class A
ordinary shares, par value $0.0001 per share on a one-
for-one basis prior to closing of a business combination at
election of the holder pursuant to the resolution set forth
	in Proposal No. 2 of accompanying proxy statement.		Management		For	For
3.	Adjournment Proposal - A proposal to approve, by way of
ordinary resolution, the adjournment of the Meeting to a
later date or dates, if necessary, to permit further
solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of Proposal No. 1 or Proposal No. 2, pursuant to
the resolution set forth in Proposal No. 3 of the
	accompanying proxy statement.		Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1L	RIVERNORTH DL STRAT OPP FD INC	997RV1L	STATE STREET BANK & TRUST CO	40,085	0	04-May-2023	04-May-2023
NABORS ENERGY TRANSITION CORP.
Security	629567108				Meeting Type		Special
Ticker Symbol	NETC				Meeting Date		11-May-2023
ISIN	US6295671084				Agenda		935846949 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	Extension Amendment Proposal - To amend and restate
the Company's Amended and Restated Certificate of
Incorporation (the "Certificate of Incorporation") to allow
the Company's board of directors, without another
stockholder vote, to elect to extend the date by which the
Company has to consummate a merger, capital stock
exchange, asset acquisition, stock purchase,
reorganization or similar business combination, involving
the Company and one or more businesses or entities (an
"initial ...(due to space limits, see proxy material for full
	proposal).		Management		For	For
2.	Trust Amendment Proposal - To amend and restate the
Investment Management Trust Agreement, dated as of
November 16, 2021, by and between the Company and
Continental Stock Transfer & Trust Company, as trustee,
to reflect the Monthly Extension Option (the "Trust
Amendment Proposal"). A copy of the form of the
proposed Amended and Restated Investment
Management Trust Agreement is set forth in Annex B to
	the accompanying proxy statement.		Management		For	For
3.	Redemption Limitation Amendment Proposal - To amend
and restate the Certificate of Incorporation to eliminate (i)
the limitation that the Company shall not redeem its
Public Stock to the extent that such redemption would
result in the Class A Common Stock, or the securities of
any entity that succeeds the Company as a public
company, becoming "penny stock" (as defined in
accordance with Rule 3a51-1 of the Securities Exchange
Act of 1934, as amended), or cause the Company to not
meet any greater net ...(due to space limits, see proxy
	material for full proposal).		Management		For	For
4.	Adjournment Proposal - To adjourn the Stockholder
Meeting to a later date or dates, if necessary, to permit
further solicitation and vote of proxies if, based upon the
tabulated vote at the time of the Stockholder Meeting,
there are insufficient shares of Class A Common Stock,
shares of Class B common stock, par value $0.0001 per
share, and shares of Class F common stock, par value
$0.0001 per share, in the capital of the Company
represented (either virtually or by proxy) to constitute
...(due to space limits, see proxy material for full
	proposal).		Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1L	RIVERNORTH DL STRAT OPP FD INC	997RV1L	STATE STREET BANK & TRUST CO	58,756	0	04-May-2023	04-May-2023
ARISZ ACQUISITION CORP.
Security	040450108				Meeting Type		Special
Ticker Symbol	ARIZ				Meeting Date		11-May-2023
ISIN	US0404501084				Agenda		935849034 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	CHARTER AMENDMENT-APPROVAL OF AN
AMENDMENT TO CERTIFICATE OF INCORPORATION
TO: (A) EXTEND THE DATE BY WHICH ARISZ MUST
CONSUMMATE A BUSINESS COMBINATION FROM
05/22/23 TO 02/22/24, OR SUCH EARLIER DATE AS
DETERMINED BY THE BOARD OF DIRECTORS,
PROVIDED THAT ARISZ DEPOSITS INTO THE TRUST
ACCOUNT $120,000 FOR EACH MONTH EXTENDED,
AND (B) CHANGE SECTION 6(D) OF THE CHARTER
TO STATE THAT ARISZ WILL NOT CONSUMMATE
ANY BUSINESS COMBINATION UNLESS IT (I) HAS
NET TANGIBLE ASSETS OF AT LEAST $5,000,001, OR
(II) IS OTHERWISE EXEMPT FROM RULE 419 UNDER
	THE 1933 ACT.		Management		For	For
2.	APPROVAL OF AN AMENDMENT TO THE
COMPANY'S INVESTMENT MANAGEMENT TRUST
AGREEMENT, DATED AS OF NOVEMBER 17, 2021
(THE "TRUST AGREEMENT"), BY AND BETWEEN THE
COMPANY AND CONTINENTAL STOCK TRANSFER &
TRUST COMPANY TO PROVIDE THAT THE TIME FOR
THE COMPANY TO COMPLETE ITS INITIAL
BUSINESS COMBINATION (THE "BUSINESS
COMBINATION PERIOD") UNDER THE TRUST
AGREEMENT SHALL BE EXTENDED FROM
05/22/2023 TO  02/22/2024 & TO THE EXTENT THE
COMPANY'S AMENDED AND RESTATED
CERTIFICATE OF INCORPORATION IS AMENDED TO
	EXTEND THE BUSINESS COMBINATION.		Management		For	For
3.	ADJOURNMENT - APPROVAL TO DIRECT THE
CHAIRMAN OF THE SPECIAL MEETING TO ADJOURN
THE SPECIAL MEETING TO A LATER DATE OR
DATES, IF NECESSARY, TO PERMIT FURTHER
SOLICITATION AND VOTE OF PROXIES IF, BASED
UPON THE TABULATED VOTE AT THE TIME OF THE
MEETING, THERE ARE NOT SUFFICIENT VOTES TO
	APPROVE PROPOSAL 1 AND PROPOSAL 2.		Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1L	RIVERNORTH DL STRAT OPP FD INC	997RV1L	STATE STREET BANK & TRUST CO	36,781	0	01-May-2023	01-May-2023
LAMF GLOBAL VENTURES CORP I
Security	G5338L108				Meeting Type		Special
Ticker Symbol	LGVC				Meeting Date		11-May-2023
ISIN	KYG5338L1086				Agenda		935855948 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1)	The Extension Proposal - as a special resolution, to
amend the Company's Amended and Restated
Memorandum and Articles of Association (the "Charter")
pursuant to an amendment to the Charter in the form set
forth in Annex A of the accompanying proxy statement to
extend the date by which the Company must
consummate a merger, share exchange, asset
acquisition, share purchase, reorganization or similar
business combination (a "business combination") from
May 16, 2023 (the "Current Outside ...(due to space
	limits, see proxy material for full proposal).		Management		For	For
2)	The Redemption Limitation Amendment Proposal - as a
special resolution, to amend the Charter pursuant to an
amendment to the Charter in the form set forth in Annex
B of the accompanying proxy statement to eliminate (i)
the limitation that the Company may not redeem public
shares in an amount that would cause the Company's net
tangible assets to be less than $5,000,001 and (ii) the
limitation that the Company shall not consummate a
business combination unless the Company has net
tangible assets ...(due to space limits, see proxy material
	for full proposal).		Management		For	For
3)	The Founder Share Amendment Proposal - as a special
resolution, to amend the Charter pursuant to an
amendment to the Charter in the form set forth in Annex
C of the accompanying proxy statement to provide for the
right of a holder of the Company's Class B ordinary
shares, par value $0.0001 per share (the "Class B
Ordinary Shares"), to convert into Class A ordinary
shares, par value $0.0001 per share, of the Company
(the "Class A Ordinary Shares" or "public shares") on a
one-for-one basis ...(due to space limits, see proxy
	material for full proposal).		Management		For	For
4)	The Adjournment Proposal - as an ordinary resolution, to
approve the adjournment of the Extraordinary General
Meeting to a later date or dates, if necessary or
convenient, (i) to permit further solicitation and vote of
proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the
Extension Proposal, the Redemption Limitation
Amendment Proposal or the Founder Share Amendment
Proposal, or if we otherwise determine that additional
time is necessary ...(due to space limits, see proxy
	material for full proposal).		Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1L	RIVERNORTH DL STRAT OPP FD INC	997RV1L	STATE STREET BANK & TRUST CO	51,780	0	09-May-2023	09-May-2023
MOUNTAIN CREST ACQUISITION CORP. V
Security	62404B107				Meeting Type		Special
Ticker Symbol	MCAG				Meeting Date		12-May-2023
ISIN	US62404B1070				Agenda		935858134 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	SECOND EXTENSION AMENDMENT - APPROVAL OF
AN AMENDMENT TO THE COMPANY'S AMENDED
AND RESTATED CERTIFICATE OF INCORPORATION,
AS AMENDED, TO EXTEND THE DATE BY WHICH
THE COMPANY HAS TO CONSUMMATE A BUSINESS
COMBINATION FROM MAY 16, 2023 TO FEBRUARY
	16, 2024.		Management		For	For
2.	ADJOURNMENT - APPROVAL TO DIRECT THE
CHAIRMAN OF THE SPECIAL MEETING TO ADJOURN
THE SPECIAL MEETING TO A LATER DATE OR
DATES, IF NECESSARY, TO PERMIT FURTHER
SOLICITATION AND VOTE OF PROXIES IF, BASED
UPON THE TABULATED VOTE AT THE TIME OF THE
MEETING, THERE ARE NOT SUFFICIENT VOTES TO
	APPROVE PROPOSAL 1.		Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1L	RIVERNORTH DL STRAT OPP FD INC	997RV1L	STATE STREET BANK & TRUST CO	63,000	0	04-May-2023	04-May-2023
CRESCERA CAPITAL ACQUISITION CORP
Security	G26507106				Meeting Type		Special
Ticker Symbol	CREC				Meeting Date		16-May-2023
ISIN	KYG265071061				Agenda		935853639 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The Extension Amendment Proposal -To amend, by way
of special resolution, CCAP's Articles to extend the date
(the "Termination Date") by which CCAP has to
consummate a Business Combination (the "Extension
Amendment") from May 23, 2023 (the date which is 18
months from the closing date of the Company's initial
public offering of shares of Class A shares (the "IPO")
(the "Original Termination Date") to November 23, 2023
(the date which is 24 months from the closing date of the
	Company's IPO) (the "Articles Extension Date").		Management		For	For
2.	The Redemption Limitation Amendment Proposal - To
amend, by way of special resolution, the Company's
Articles, as provided by the second resolution in the form
set forth in Annex A to the accompanying proxy
statement (the "Redemption Limitation Amendment" and
such proposal, the "Redemption Limitation Amendment
Proposal") to eliminate from the Articles the limitation that the Company shall not redeem Class A Ordinary Shares
included as part of the units sold in the IPO (including any
	shares issued in exchange thereof.		Management		For	For
3.	The Founder Conversion Amendment Proposal - To
amend, by way of special resolution, the Company's
Articles, as provided by the third resolution in the form set forth in Annex A to the accompanying proxy statement
(the "Founder Conversion Amendment" and such
proposal, the "Founder Conversion Amendment
Proposal") to provide that the Class B Ordinary Shares
may be converted either at the time of the consummation
of the Company's initial Business Combination or at any
earlier date at the option of the holders of the Class B
	Ordinary Shares.		Management		For	For
4.	The Adjournment Proposal - To adjourn, by way of
ordinary resolution, the Shareholder Meeting to a later
date or dates, if necessary, (i) to permit further solicitation and vote of proxies if, based upon the tabulated vote at
the time of the Shareholder Meeting, (ii) if the holders of
Public Shares (as defined below) have elected to redeem
an amount of shares in connection with the Extension
Amendment such that CCAP would not adhere to the
continued listing requirements of the Nasdaq Stock
	Market LLC ("Nasdaq").		Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1L	RIVERNORTH DL STRAT OPP FD INC	997RV1L	STATE STREET BANK & TRUST CO	22,012	0	04-May-2023	04-May-2023
ROTH CH ACQUISITION V CO.
Security	77867R100				Meeting Type		Special
Ticker Symbol	ROCL				Meeting Date		17-May-2023
ISIN	US77867R1005				Agenda		935862866 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	EXTENSION AMENDMENT - APPROVAL OF AN
AMENDMENT TO THE COMPANY'S AMENDED AND
RESTATED CERTIFICATE OF INCORPORATION TO
ALLOW THE COMPANY TO EXTEND THE DATE BY
WHICH THE COMPANY HAS TO CONSUMMATE A
BUSINESS COMBINATION UP TO SIX (6) TIMES,
EACH SUCH EXTENSION FOR AN ADDITIONAL ONE
(1) MONTH PERIOD, FROM JUNE 3, 2023 TO
	DECEMBER 4, 2023.		Management		For	For
2.	ADJOURNMENT - APPROVAL TO DIRECT THE
CHAIRPERSON OF THE SPECIAL MEETING TO
ADJOURN THE SPECIAL MEETING TO A LATER DATE
OR DATES, IF NECESSARY, TO PERMIT FURTHER
SOLICITATION AND VOTE OF PROXIES IF, BASED
UPON THE TABULATED VOTE AT THE TIME OF THE
MEETING, THERE ARE NOT SUFFICIENT VOTES TO
	APPROVE THE FOREGOING PROPOSAL.		Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1L	RIVERNORTH DL STRAT OPP FD INC	997RV1L	STATE STREET BANK & TRUST CO	58,888	0	09-May-2023	09-May-2023
PROOF ACQUISITION CORP I
Security	74349W203				Meeting Type		Special
Ticker Symbol	PACIU				Meeting Date		19-May-2023
ISIN	US74349W2035				Agenda		935849022 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1)	The Extension Amendment Proposal - A proposal (the
"Extension Amendment Proposal") to amend the
Company's Amended and Restated Certificate of
Incorporation (the "Certificate of Incorporation"), as set
forth in Annex A of the accompanying Proxy Statement,
to change the timing of and payment required to extend
the date by which the Company must consummate an
	initial Business Combination.		Management		For	For
2)	The Trust Agreement Amendment Proposal - A proposal
(the "Trust Agreement Amendment Proposal") to approve
the amendment to the Company's Investment
Management Trust Agreement, dated as of November
30, 2021, by and between the Company and Continental
Stock Transfer & Trust Company, as set forth in Annex B
of the accompanying Proxy Statement to allow for the
	Extension Amendment.		Management		For	For
3)	The Adjournment Proposal - To adjourn the Special
Meeting to a later date or dates, if necessary, either (x) to permit further solicitation and vote of proxies if, based on the tabulated vote at the time of the Special Meeting: (i)
there are insufficient shares of Class A common stock
and Class B common stock represented to constitute a
quorum or (ii) there are insufficient votes to approve the
Extension Amendment Proposal and the Trust
Agreement Amendment Proposal or (y) if the board
determines before the Special Meeting that it is not
	necessary.		Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1L	RIVERNORTH DL STRAT OPP FD INC	997RV1L	STATE STREET BANK & TRUST CO	64,779	0	09-May-2023	09-May-2023
ROC ENERGY ACQUISITION CORP.
Security	77118V108				Meeting Type		Special
Ticker Symbol	ROC				Meeting Date		01-Jun-2023
ISIN	US77118V1089				Agenda		935871663 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The Business Combination Proposal - to consider and
vote upon a proposal to (a) approve and adopt the
Agreement and Plan of Merger, dated as of February 13,
2023 (the "Business Combination Agreement"), among
ROC, ROC Merger Sub, Inc., a Delaware corporation and
a wholly owned subsidiary of ROC ("Merger Sub"), and
Drilling Tools International Holdings, Inc., a Delaware
corporation ("DTI"), pursuant to which Merger Sub will
merge with and into DTI, with DTI surviving merger as a
wholly owned subsidiary of ROC & b) approve such
	merger & other transactions.		Management		For	For
2.	The Nasdaq Proposal - to consider and vote upon a
proposal to approve, for purposes of complying with
applicable listing rules of the Nasdaq Global Market, (a)
the issuance of up to 23,253,533 shares of common
stock, par value $0.0001 per share, of ROC (the
"Common Stock") pursuant to the Business Combination
Agreement and (b) the issuance and sale of up to
7,042,254 shares of Common Stock in a private offering
	of securities to certain investors.		Management		For	For
3.	The Charter Proposal - to consider and vote upon a
proposal to approve the proposed amended and restated
certificate of incorporation of ROC (the "Proposed
Charter"), which will replace ROC's Amended and
Restated Certificate of Incorporation, dated December 1,
2021, and will be in effect upon the closing (the "Closing")
of the Business Combination. A copy of the Proposed
Charter is attached to the accompanying proxy
statement/prospectus/consent solicitation statement as
	Annex B.		Management		For	For
4.	The Incentive Plan Proposal - to consider and vote upon
a proposal to approve the 2023 Omnibus Incentive Plan
(the "2023 Plan"), a copy of which is attached to the
accompanying proxy statement/prospectus/consent
solicitation statement as Annex C, including the
authorization of the initial share reserve under the 2023
Plan. The Incentive Plan Proposal is conditioned on the
approval of the Business Combination Proposal, the
	Nasdaq Proposal and the Charter Proposal.		Management		For	For
5.	The Director Election Proposal - to consider and vote
upon a proposal to elect C. Richard Vermillion, Thomas
O. Hicks, Wayne Prejean, Eric Neuman, Curt Crofford,
Jack Furst and Daniel J. Kimes to serve as directors to
serve staggered terms on the board, effective upon the
Closing until the 2024, 2025 and 2026 annual meetings,
as applicable, or, in each case, until their respective
successors are duly elected and qualified. The Director
Election Proposal is conditioned on the approval of the
	Business Combination Proposal.		Management		For	For
6.	The Adjournment Proposal - to consider and vote upon a
proposal to approve the adjournment of the special
meeting to a later date or dates, if necessary or
appropriate, to permit further solicitation and vote of
proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the
Business Combination Proposal, the Nasdaq Proposal,
the Charter Proposal, the Incentive Plan Proposal, or the
Director Election Proposal. The Adjournment Proposal is
	not conditioned on the approval of any other proposal.		Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1L	RIVERNORTH DL STRAT OPP FD INC	997RV1L	STATE STREET BANK & TRUST CO	87,648	0	26-May-2023	26-May-2023
ROC ENERGY ACQUISITION CORP.
Security	77118V108				Meeting Type		Special
Ticker Symbol	ROC				Meeting Date		01-Jun-2023
ISIN	US77118V1089				Agenda		935876663 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The Charter Amendment Proposal - a proposal to amend
the Company's amended and restated certificate of
incorporation (the "Existing Charter") in the form set forth in Annex A to the accompanying Proxy Statement (the
"Amended Charter"). We refer to this amendment
throughout the Proxy Statement as the "Charter
Amendment" and such proposal as the "Charter
Amendment Proposal." The Charter Amendment
proposes to extend the date by which the Company must
consummate a business combination ...(due to space
	limits, see proxy material for full proposal).		Management		For	For
2.	Trust Amendment Proposal - a proposal to amend the
Investment Management Trust Agreement, dated
December 1, 2021, between us and Continental Stock
Transfer & Trust Company ("Continental" and such
agreement the "Trust Agreement") pursuant to an
amendment in the form set forth in Annex B (the "Trust
Amendment") of the accompanying proxy statement, to
change the initial date on which Continental must
commence liquidation of the Trust Account to the
Extended Date or such later date as may ...(due to space
	limits, see proxy material for full proposal).		Management		For	For
3.	The Adjournment Proposal - a proposal to approve the
adjournment of the Special Meeting to a later date or
dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the
Charter Amendment Proposal and the Trust Amendment
Proposal, which we refer to as the "Adjournment
Proposal." The Adjournment Proposal will only be
presented at the Special Meeting if there are not
sufficient ...(due to space limits, see proxy material for full
	proposal).		Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1L	RIVERNORTH DL STRAT OPP FD INC	997RV1L	STATE STREET BANK & TRUST CO	87,648	0	26-May-2023	26-May-2023
BIOPLUS ACQUISITION CORP.
Security	G11217109				Meeting Type		Special
Ticker Symbol	BIOSU				Meeting Date		02-Jun-2023
ISIN	KYG112171098				Agenda		935871675 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1)	The Extension Amendment Proposal - RESOLVED, as a
special resolution, that the Amended and Restated
Memorandum of Association and Articles of Association
be amended in the form attached to the proxy statement
as Annex A, with immediate effect, in order to extend the
date by which the Company has to consummate a
Business Combination from June 7, 2023 to December 7,
	2023 (or such earlier date as determined by the Board).		Management		For	For
2)	The Founder Share Amendment Proposal - RESOLVED,
as a special resolution, that the Amended and Restated
Memorandum of Association and Articles of Association
be amended in the form attached to the proxy statement
as Annex A, with immediate effect, in order to provide for
the right of a holder of Class B Ordinary Shares to
convert into Class A Ordinary Shares on a one-for-one
basis at any time prior to the closing of a Business
Combination at the option of a holder of the Class B
	Ordinary Shares.		Management		For	For
3)	The Auditor Ratification Proposal - RESOLVED, as an
ordinary resolution, that the appointment of
WithumSmith+Brown, PC as the independent registered
public accounting firm of the Company for the fiscal year
ending December 31, 2023 be ratified, approved and
	confirmed in all respects.		Management		For	For
4)	The Adjournment Proposal - RESOLVED, as an ordinary
resolution, that the adjournment of the extraordinary
general meeting in lieu of an annual general meeting to a
later date or dates to be determined by the chairman of
the extraordinary general meeting in lieu of an annual
general meeting, or indefinitely, if necessary or
convenient, to permit further solicitation and vote of
proxies be confirmed, ratified and approved in all
	respects.		Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1L	RIVERNORTH DL STRAT OPP FD INC	997RV1L	STATE STREET BANK & TRUST CO	29,282	0	30-May-2023	30-May-2023
AVALON ACQUISITION INC.
Security	05338E101				Meeting Type		Special
Ticker Symbol	AVAC				Meeting Date		06-Jun-2023
ISIN	US05338E1010				Agenda		935873148 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The Business Combination Proposal - To consider and
vote upon a proposal to approve and adopt the Business
Combination Agreement, dated as of September 21,
2022, as amended (the "Business Combination
Agreement"), by and among Avalon Acquisition Inc
("Avalon"), The Beneficient Company Group, L.P., a
Delaware limited partnership ("BCG," and as converted
into a Nevada corporation, "Beneficient"), Beneficient
Merger Sub I, Inc., a Delaware corporation and
subsidiary of BCG ...(due to space limits, see proxy
	statement for full proposal).		Management		For	For
2.	The Adjournment Proposal - To consider and vote upon a
proposal to adjourn the special meeting of Avalon (the
"Avalon Special Meeting") to a later date or time, if
necessary, to permit further solicitation of proxies if,
based upon the tabulated vote at the time of the Avalon
Special Meeting, there are not sufficient votes to approve
the Business Combination Proposal or holders of Class A
common stock of Avalon, par value $0.0001 per share
(the "Avalon Class A common stock"), have elected to
...(due to space limits, see proxy statement for full
	proposal).		Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1L	RIVERNORTH DL STRAT OPP FD INC	997RV1L	STATE STREET BANK & TRUST CO	138,896	0	30-May-2023	30-May-2023
BLUE OCEAN ACQUISITION CORP.
Security	G1330L113				Meeting Type		Special
Ticker Symbol	BOCNU				Meeting Date		06-Jun-2023
ISIN	KYG1330L1133				Agenda		935874645 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.	The Extension Amendment Proposal - Amend the
Company's amended and restated memorandum and
articles of association to: (a) extend the date by which the
Company must (i) consummate an initial business
combination; (ii) cease its operations, except for the
purpose of winding up, if it fails to complete such initial
business combination; and (iii) redeem 100% of the
public shares from June 7, 2023 to June 7, 2024, by
electing to extend the date to consummate an initial
	business combination.		Management		For	For
2.	The Founder Share Amendment Proposal - Amend the
Company's amended and restated memorandum and
articles of association to permit for the issuance of Class
A ordinary shares to holders of Class B ordinary shares
upon the exercise of the right of a holder of the
Company's Class B ordinary shares to convert such
holder's Class B ordinary shares into Class A ordinary
shares on a one-for-one basis at any time and from time
to time prior to the closing of an initial business
	combination at the election of the holder.		Management		For	For
3.	The Adjournment Proposal - Approve the adjournment of
the extraordinary general meeting to a later date or dates,
if necessary, to permit further solicitation and vote of
proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the
Extension Amendment Proposal or the Founder Share
Amendment Proposal or if the Board of Directors of the
Company determines before the extraordinary general
meeting that it is not necessary or no longer desirable to
	proceed with the other proposals.		Management		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1L	RIVERNORTH DL STRAT OPP FD INC	997RV1L	STATE STREET BANK & TRUST CO	109,883	0	30-May-2023	30-May-2023
XAI OCTAGON FUNDS
Security	98400T205				Meeting Type		Annual
Ticker Symbol	XFLTPR				Meeting Date		08-Jun-2023
ISIN	US98400T2050				Agenda		935868325 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1a.	Election of Class III Trustee to serve until the 2026 annual meeting: Scott Craven Jones		Management		Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1L	RIVERNORTH DL STRAT OPP FD INC	997RV1L	STATE STREET BANK & TRUST CO	39,726	0	07-Jun-2023	07-Jun-2023
INTELSAT S.A.
Security	L5217E120				Meeting Type		Annual
Ticker Symbol					Meeting Date		21-Jun-2023
ISIN	LU2445093128				Agenda		935878491 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
2.	Approval of the statutory stand-alone financial statements		Management		Split	Split
3.	Approval of the consolidated financial statements		Management		Split	Split
4.	Approval of discharge (quitus) to directors for proper performance of their duties		Management		Split	Split
5.	Approval of carry forward of net results		Management		Split	Split
6.	Confirmation of David Wajsgras (co-opted) as director		Management		Split	Split
7.	Confirmation of David Mack (co-opted) as director		Management		Split	Split
8a.	Re-election of Director: Roy Chestnutt		Management		Split	Split
8b.	Re-election of Director: Lisa Hammitt		Management		Split	Split
8c.	Re-election of Director: David Mack		Management		Split	Split
8d.	Re-election of Director: Marc Montagner		Management		Split	Split
8e.	Re-election of Director: Easwaran Sundaram		Management		Split	Split
8f.	Re-election of Director: David Wajsgras		Management		Split	Split
8g.	Re-election of Director: Jinhy Yoon		Management		Split	Split
9.	Ratification of directors' remuneration for 2022		Management		Split	Split
10.	Approval of directors' remuneration for 2023		Management		Split	Split
11.	Approval of re-appointment of KPMG Audit S.à r.l. as approved statutory auditor		Management		Split	Split
12.	Approval of share repurchases and treasury share holdings, pursuant to and in line with Article 9 of the articles of association of the Company (relating to communication laws)		Management		Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV2L	RN DOUBLELINE STRAT OPP FD INC	997RV2L	STATE STREET BANK & TRUST CO	4,203	0	16-Jun-2023	16-Jun-2023
PIMCO DYNAMIC INCOME FUND
Security	72201Y101				Meeting Type		Annual
Ticker Symbol	PDI				Meeting Date		29-Jun-2023
ISIN	US72201Y1010				Agenda		935880395 - Management

Item	Proposal		Proposed by		Vote	For/Against Management
1.1	Election of Trustee: Kathleen A. McCartney		Management		Split	Split
1.2	Election of Trustee: E. Grace Vandecruze		Management		Split	Split
1.3	Election of Trustee: Joseph B. Kittredge, Jr.		Management		Split	Split
1.4	Election of Trustee: David Fisher		Management		Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1L	RIVERNORTH DL STRAT OPP FD INC	997RV1L	STATE STREET BANK & TRUST CO	128,696	0	28-Jun-2023	28-Jun-2023

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

/s/ Patrick W. Galley
By:	Patrick W. Galley
Title:	President and Chairman of the Board

Date:	August 18, 2023